UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: (811- 05346)

Exact name of registrant as specified in charter: Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31, 2008

Date of reporting period: January 1, 2008— December 31, 2008

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|08

Annual report

Putnam VT
The George Putnam Fund
of Boston

Putnam
INVESTMENTS

Putnam VT The George Putnam Fund of Boston

Putnam Investments is pleased to provide this annual report for shareholders of Putnam Variable Trust, a variable annuity offering you access to 28 funds and a wide range of investment choices. Putnam Variable Trust funds are the underlying investments for the variable insurance product subaccounts.

We are pleased to announce several important changes to our equity fund lineup and portfolio management under President and Chief Executive Officer Robert L. Reynolds. Key among them is replacing the team management structure of Putnam equity funds with a more nimble decision-making process that vests full authority and responsibility with individual fund managers. In other moves aimed at achieving performance excellence, Putnam has bolstered its ranks of seasoned equity analysts with several important hires.

INVESTMENT OBJECTIVE
Balanced investment composed of a well-diversified portfolio of stocks and bonds producing capital growth and current income

PORTFOLIO
Value-oriented stocks of large companies and government, corporate, and mortgage-backed and asset-backed bonds

NET ASSET VALUE	December 31, 2008
Class IA	$5.74
Class IB	$5.71

PERFORMANCE SUMMARY

Total return at net asset value	Class	Class
(as of 12/31/08)	IA Shares*	IB Shares*

1 year	-40.57%	-40.72%
5 years	-23.74	-24.63
Annualized	-5.28	-5.50
10 years	-9.80	-11.72
Annualized	-1.03	-1.24
Life	-6.47	-8.47
Annualized	-0.63	-0.83

During portions of the periods shown, the fund limited expenses, without which returns would have been lower.

*Class inception date: April 30, 1998.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would be lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Reflects equity holdings and cash only. Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

The credit markets contracted sharply in 2008, creating widespread turmoil in the financial markets. As investors largely avoided risky investments, all asset classes struggled, except for the relative safety of U.S. Treasury bonds. Given the upheaval, investors experiencing increasing duress began to liquidate their Aaa-rated fixed-income holdings. This selling pressure caused bond prices to decline significantly and yield spreads to widen to greater-than-normal levels for Aaa-rated securities. This adversely affected the bond portion of the fund, which is primarily focused on this area of the fixed-income market. Stock investments, which comprise over 50% of the net assets of the fund, also proved disappointing amid the historic market correction. Consequently, the fund’s class IA shares had a loss of 40.57% at net asset value for the 12 months ended December 31, 2008.

Since early in the period, the co-managers found compelling opportunities in the distressed sectors of the mortgage-backed market, particularly among Aaa-rated securitized investment vehicles such as commercial mortgage-back securities (CMBS), interest-only CMBS, and collateralized mortgage pass-through bonds (CMOs) backed by U.S. government agencies, such as the Federal National Mortgage Association (Fannie Mae). They believed that these securities were trading at attractive levels versus traditional mortgage pass-through bonds. In the wake of the credit crisis and the recession, many holdings underper-formed, but the co-managers believe that these securities still offer the potential for substantial returns once the market environment stabilizes.

The Federal Reserve Board’s (the Fed) aggressive cuts in the federal funds rate, combined with the flight to quality, resulted in a steeper yield curve, as demand for longer-term bonds weakened. As a result, the fund’s yield-curve positioning — emphasizing short-term versus long-term bonds — was positive for performance. The co-managers’ decision to underweight and effectively diversify the fund’s exposure to corporate bonds was also beneficial — helping it to sidestep numerous defaults, particularly in the financials sector.

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The biggest equity detractors to performance for the period were companies with exposure to debt, including the yellow pages company R.H. Donnelley Corp., Lehman Brothers, and Wachovia, all of which were sold by period-end. By the end of 2008, financial holdings, which are an important sector in the value-investing universe and an attractive source of dividend income for the fund, were focused on the larger, high-quality companies with less exposure to the mortgage crisis, including JPMorgan and Wells Fargo. With economic growth slowing, the co-managers prudently reduced the fund’s exposure to consumer cyclical stocks. The more defensive consumer staples holdings, such as General Mills, performed relatively well. Management also increased the fund’s exposure to energy stocks during the second half of the period, given their attractive prices and favorable supply-and-demand trends.

Management believes that investors should remain patient and maintain a long-term perspective. Eventually the capital markets will stabilize, and investors will begin to capitalize on the value embedded in them.

The fund may invest a portion of its assets in small and/or mid-size companies. Such investments increase the risk of greater price fluctuations. The use of derivatives involves special risks and may result in losses. The fund may have a significant portion of its holdings in bonds. Funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Value investing seeks underpriced stocks, but there is no guarantee that a stock’s price will rise.

The Barclays Capital Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities. The George Putnam Blended Index is an unmanaged index administered by Putnam Management, 60% of which is the Russell 1000 Value Index and 40% of which is the Barclays Capital Aggregate Bond Index. The S&P 500/Citigroup Value Index is an unmanaged, capitalization-weighted index of large-cap stocks chosen for their value orientation. The Russell 1000 Value Index is an unmanaged index of those companies in the large-cap Russell 1000 Index chosen for their value orientation. It has replaced the S&P 500/Citigroup Value Index as the fund’s primary benchmark. Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. It is not possible to invest directly in an index.

FUND MANAGEMENT

The fund is managed by David Calabro and Raman Srivastava. Listed below are the Putnam Funds managed by these fund managers. They may also manage other retail mutual fund counterparts to the Putnam VT Funds discussed in this report or other accounts advised by Putnam Management or an affiliate.

Name	Funds Managed

David Calabro	VT The George Putnam Fund of Boston
Raman Srivastava	VT The George Putnam Fund of Boston
VT Income Fund
Global Income Trust
Absolute Return 100 Fund
Absolute Return 300 Fund

Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Understanding your VT fund’s expenses

As an investor in a variable annuity product that in turn invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information in this section, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), which are not shown in this section and would result in higher total expenses. In addition, charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your VT fund’s expenses

The first two columns in the table in this section, containing expense and value information, show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2008 to December 31, 2008. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this part of the table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own (using the first two class IA and class IB columns only).

Compare your fund’s expenses with those of other funds

You can also use this table to compare your fund’s expenses with those of other funds. The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other VT funds and mutual funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended December 31, 2008. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. During portions of the period, the fund limited expenses; had it not done so, expenses would have been higher.

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 12/31/08		ENDED 12/31/08

	Class IA	Class IB	Class IA	Class IB

VT The George Putnam Fund of Boston
Expenses paid per $1,000	$3.22	$4.27	$3.91	$5.18
Ending value (after expenses)	$665.90	$665.50	$1,021.27	$1,020.01
Annualized expense ratio*	0.77%	1.02%	0.77%	1.02%
Lipper peer group avg. expense ratio†	0.76%	1.01%	0.76%	1.01%

* For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

† Putnam keeps fund expenses below the Lipper peer group average expense ratio by limiting our fund expenses if they exceed the Lipper average.The Lipper average is a simple average of expenses of the mutual funds serving as investment vehicles for variable insurance products in the peer group that excludes 12b-1 fees as well as any expense offset and brokerage/service arrangements that may reduce subaccount expenses.To facilitate the comparison in this presentation, Putnam has adjusted the Lipper average to reflect the 12b-1 fees carried by class IB shares. Investors should note that the other funds in the peer group may be significantly smaller or larger than the fund, and that an asset-weighted average would likely be lower than the simple average. Also, the fund and Lipper report expense data at different times and for different periods.The fund’s expense ratio shown here is annualized data for the most recent six-month period, while the quarterly updated Lipper average is based on the most recent fiscal year-end data available for the peer group funds as of 12/31/08.

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Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of the funds in Putnam Variable Trust and, as required by law, determines annually whether to approve the continuance of each fund’s management contract with Putnam Investment Management (“Putnam Management”) and, in respect of certain funds in Putnam Variable Trust, the sub-management contract between Putnam Management’s affiliate, Putnam Investments Limited (“PIL”), and Putnam Management. In 2008, the Board of Trustees also approved a new sub-management contract, in respect of certain funds in Putnam Variable Trust, between PIL and Putnam Management, and a new sub-advisory contract, in respect of certain funds in Putnam Variable Trust, among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2008, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of the funds’ management contract, and in respect of certain funds in Putnam Variable Trust, the sub-management and sub-advisory contracts, effective July 1, 2008. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL and PAC as separate entities, except as otherwise indicated below, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers and other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for the funds in Putnam Variable Trust and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes

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in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of the funds in Putnam Variable Trust, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees also noted that shareholders of the funds in Putnam Variable Trust voted in 2007 to approve new management contracts containing an identical fee structure. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., the fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees and excluding charges and expenses at the insurance company separate account level) as of December 31, 2007 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

	Actual Management	Total Expenses
	Fee (percentile)	(percentile)

Putnam VT The George Putnam Fund of Boston	62nd	41st

(Because a fund’s custom peer group is smaller than its broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations initially implemented in January 2004. The Trustees have received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2008, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation will not apply to your fund.In addition, the Trustees devoted particular attention to analyzing the Putnam funds’ fees and expenses relative to those of competitors in fund complexes of comparable size and with a comparable mix of asset categories. The Trustees concluded that this analysis did not reveal any matters requiring further attention at the current time.

In addition, the Trustees devoted particular attention to analyzing the Putnam funds’ fees and expenses relative to those of competitors in fund complexes of comparable size and with a comparable mix of asset categories. The Trustees concluded that this analysis did not reveal any matters requiring further attention at the current time.

• Economies of scale. The funds in Putnam Variable Trust currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds. Conversely,

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if a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds in Putnam Variable Trust represented an appropriate sharing of economies of scale at current asset levels.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under Putnam Variable Trust’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

While the Trustees noted the satisfactory investment performance of certain Putnam funds, they considered the disappointing investment performance of many funds in recent periods, particularly over periods in 2007 and 2008. They discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including recent efforts to further centralize Putnam Management’s equity research function. In this regard, the Trustees took into consideration efforts by Putnam Management to improve its ability to assess and mitigate investment risk in individual funds, across asset classes, and across the complex as a whole. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered the Lipper peer group percentile rankings for the fund’s class IA share cumulative total return performance results at net asset value for the one-year, three-year and five-year periods ended December 31, 2007. This information is shown in the following table. (Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report. In addition, results do not reflect charges and expenses at the insurance company separate account level.) Where applicable, the table also shows the number of funds in the peer group for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds. Past performance is no guarantee of future returns.

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	One-year	Three-year	Five-year
	period	period	period
	percentile	percentile	percentile
	(# of funds	(# of funds	(# of funds
IA Share as of 12/31/07	in category)	in category)	in category)

Putnam VT The George Putnam Fund of Boston	96th (182)	95th (108)	95th (86)
Lipper VP (Underlying Funds) — Balanced Funds

See page 9 for more recent Lipper performance ranking information for the fund. Past performance is no guarantee of future results.

The Trustees noted the disappointing performance for your fund for the one-year, three-year and five-year periods ended December 31, 2007. In this regard, the Trustees considered that, similar to the experience of certain other Putnam funds with exposure to the large-cap equity space, this fund’s performance would have been materially better over these periods but for the performance of a limited number of portfolio choices in the financial sector that experienced extreme distress in the market turmoil that began in the summer of 2007. In addition, following leadership and portfolio management team changes, Put-nam Management continues to make efforts to enhance the strength of the Large Cap Equities team, and Putnam Management has centralized the equity research structure. These changes were made to strengthen the investment process, which focuses on a blend of quantitative techniques and fundamental analysis, and to enhance the performance potential for Putnam funds with exposure to the large-cap equity space.

* * *

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with Putnam Variable Trust. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered changes made in 2008, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy, which expanded the permitted categories of brokerage and research services payable with soft dollars and increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of Putnam Variable Trust’s management contract arrangements also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Fiduciary Trust Company (“PFTC”), each of which provides benefits to affiliates of Putnam Management. In the case of the investor servicing agreement, the Trustees considered that certain shareholder servicing functions were shifted to a third-party service provider by PFTC in 2007.

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Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by the funds in Putnam Variable Trust are reasonable.

More Recent Peer Group Rankings

More recent Lipper percentile rankings are shown for the fund in the following table. Note that this information was not available to the Trustees when they approved the continuance of the funds’ management contract. The table shows the Lipper peer group percentile rankings of the fund’s class IA share total return performance at net asset value. These rankings were determined on an annualized basis and are for the one-year, five-year, and ten-year periods ended on the most recent calendar quarter (December 31, 2008). Where applicable, the table also shows the fund’s rank among the total number of funds in its peer group for the respective periods; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds.

	One-year	Five-year	Ten-year
IA Share as of 12/31/08	period rank	period rank	period rank

Putnam VT The George Putnam Fund of Boston	97% (185/191)	95% (88/92)	87% (45/51)
Lipper VP (Underlying Funds) — Balanced Funds

Approval of the Sub-Management Contract between Putnam Management and Putnam Investments Limited and the Sub-Advisory Contract among Putnam Management, Putnam Investments Limited andThe Putnam Advisory Company

In 2008, the Trustees approved a new sub-management contract between Putnam Management and PIL in respect of certain funds in Putnam Variable Trust, under which PIL’s London office would begin managing a separate portion of the assets of certain funds. Also in 2008, the Trustees approved a new sub-advisory contract among Putnam Management, PIL and PAC in respect of certain funds in Putnam Variable Trust, under which PAC’s Tokyo branch would begin providing non-discretionary investment services to certain funds, and PAC’s Singapore branch would begin providing discretionary investment management services to certain funds. The applicable funds and their respective sub-management and/or sub-advisory contracts are listed in the table below, along with the Trustee approval date, the effective date of the services, and the type of PAC services provided, if applicable. The Contract Committee reviewed information provided by Putnam Management, PIL and PAC and, upon completion of this review, recommended, and the Independent Trustees and the full Board of Trustees approved, the sub-management contract and the sub-advisory contract in respect of the funds in Putnam Variable Trust listed below.

The Trustees considered numerous factors they believed relevant in approving your fund’s sub-management and sub-advisory contracts, including Putnam Management’s belief that the interest of shareholders would be best served by utilizing investment professionals in PIL’s London office and PAC’s Tokyo and Singapore offices to manage a portion of

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certain funds’ assets and PIL’s and PAC’s expertise in managing assets invested in European and Asian markets, respectively. The Trustees also considered that applicable securities laws require a sub-advisory relationship among Putnam Management, PIL and PAC in order for Putnam’s investment professionals in London, Tokyo and Singapore to be involved in the management of your fund. The Trustees noted that Putnam Management, and not your fund, would pay the sub-management fee to PIL for its services, that Putnam Management and/or PIL, but not your fund, would pay the sub-advisory fee to PAC for its services, and that the sub-management and sub-advisory relationships with PIL and PAC, respectively, will not reduce the nature, quality or overall level of service provided to the applicable funds.

		Trustee Approval		Type of PAC
Fund Name	Contract(s)	Date(s)	Effective Date(s)	Services Provided*

Putnam VT The George Putnam Fund	PIL sub-management	November 2008	November 30, 2008	N/A
of Boston	contract

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, are available in the Individual Investors section of www.putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

*Discretionary investment management services are provided by PAC’s Singapore office and non-discretionary investment management services are provided by PAC’s Tokyo office.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT The George Putnam Fund of Boston:

In our opinion, the accompanying statement of assets and liabilities, including the fund’s portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT The George Putnam Fund of Boston (the “fund”) at December 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2009

11

Putnam VT The George Putnam Fund of Boston

The fund’s portfolio
12/31/08

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (107.9%)*

	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.0%)
Government National Mortgage
Association Pass-Through
Certificates 6 1/2s, TBA, January 1, 2039	$4,000,000	$4,161,875
		4,161,875

U.S. Government Agency Mortgage Obligations (105.9%)
Federal National Mortgage Association
Pass-Through Certificates
7s, TBA, January 1, 2039	1,000,000	1,047,344
6 1/2s, TBA, February 1, 2039	1,000,000	1,035,625
6 1/2s, TBA, January 1, 2039	8,000,000	8,313,750
5 1/2s, TBA, January 1, 2039	70,000,000	71,815,625
5 1/2s, TBA, January 1, 2024	5,000,000	5,151,172
5s, TBA, February 1, 2039	7,000,000	7,130,430
5s, TBA, January 1, 2039	114,000,000	116,493,750
4 1/2s, TBA, February 1, 2039	1,000,000	1,010,000
4 1/2s, TBA, January 1, 2039	11,000,000	11,161,563
4 1/2s, TBA, January 1, 2024	5,000,000	5,114,063
		228,273,322

Total U.S. government and agency mortgage obligations
(cost $229,948,868)		$232,435,197

COMMON STOCKS (52.4%)*

	Shares	Value

Basic materials (1.8%)
Alcoa, Inc.	23,600	$265,736
Dow Chemical Co. (The)	12,900	194,661
E.I. du Pont de Nemours & Co.	34,200	865,260
Lubrizol Corp. (The)	3,400	123,726
Nucor Corp.	15,800	729,960
Potash Corp. of Saskatchewan, Inc.
(Canada)	4,400	322,168
PPG Industries, Inc.	10,800	458,244
United States Steel Corp.	5,500	204,600
Weyerhaeuser Co.	23,100	707,091
		3,871,446

Capital goods (2.9%)
Autoliv, Inc. (Sweden)	5,700	122,322
Boeing Co. (The)	9,950	424,567
Caterpillar, Inc.	11,000	491,370
Deere (John) & Co.	12,800	490,496
Eaton Corp.	2,700	134,217
Emerson Electric Co.	15,100	552,811
General Dynamics Corp.	5,200	299,468
Lockheed Martin Corp.	19,000	1,597,520
Northrop Grumman Corp.	7,100	319,784
Parker-Hannifin Corp.	8,100	344,574
Raytheon Co.	12,700	648,208
United Technologies Corp.	14,600	782,560
		6,207,897

COMMON STOCKS (52.4%)* continued

	Shares	Value

Communication services (4.4%)
AT&T, Inc.	176,100	$5,018,850
Comcast Corp. Class A	40,100	676,888
Qwest Communications
International, Inc.	41,500	151,060
Verizon Communications, Inc.	107,540	3,645,606
		9,492,404

Conglomerates (2.0%)
3M Co.	3,700	212,898
General Electric Co.	212,600	3,444,120
Honeywell International, Inc.	19,400	636,902
		4,293,920

Consumer cyclicals (2.3%)
Amazon.com, Inc. †	3,600	184,608
D.R. Horton, Inc.	23,100	163,317
Home Depot, Inc. (The)	29,600	681,392
JC Penney Co., Inc. (Holding Co.)	6,300	124,110
Lowe’s Cos., Inc.	7,900	170,008
Marriott International, Inc. Class A	15,600	303,420
Staples, Inc.	16,700	299,264
TJX Cos., Inc. (The)	48,400	995,588
Viacom, Inc. Class B †	32,200	613,732
Wal-Mart Stores, Inc.	12,700	711,962
Walt Disney Co. (The)	24,700	560,443
Whirlpool Corp.	5,500	227,425
		5,035,269

Consumer staples (6.6%)
BJ’s Wholesale Club, Inc. †	8,000	274,080
Clorox Co.	22,300	1,238,988
CVS Caremark Corp.	47,100	1,353,654
Energizer Holdings, Inc. †	2,400	129,936
General Mills, Inc.	18,600	1,129,950
Genuine Parts Co.	2,100	79,506
H.J. Heinz Co.	7,000	263,200
Kimberly-Clark Corp.	22,200	1,170,828
Kraft Foods, Inc. Class A #	45,502	1,221,729
Kroger Co.	45,000	1,188,450
McDonald’s Corp.	10,900	677,871
Newell Rubbermaid, Inc.	36,100	353,058
Philip Morris International, Inc.	43,380	1,887,464
Procter & Gamble Co. (The)	31,300	1,934,966
Robert Half International, Inc.	6,000	124,920
Safeway, Inc.	19,900	473,023
SYSCO Corp.	8,000	183,520
Yum! Brands, Inc.	13,200	415,800
		14,100,943

Energy (6.8%)
Chevron Corp.	46,800	3,461,796
ConocoPhillips	23,800	1,232,840

12

Putnam VT The George Putnam Fund of Boston

COMMON STOCKS (52.4%)* continued

	Shares	Value

Energy continued
Devon Energy Corp.	17,000	$1,117,070
EOG Resources, Inc.	11,900	792,302
Exxon Mobil Corp.	44,400	3,544,452
Hess Corp.	7,400	396,936
Marathon Oil Corp.	47,500	1,299,600
National-Oilwell Varco, Inc. †	10,000	244,400
Noble Corp.	7,400	163,466
Occidental Petroleum Corp.	21,100	1,265,789
Schlumberger, Ltd.	4,200	177,786
Sunoco, Inc.	1,400	60,844
Total SA ADR (France)	17,500	967,750
		14,725,031

Financials (9.5%)
ACE, Ltd. (Switzerland)	13,600	719,712
Allstate Corp. (The)	43,200	1,415,232
Assurant, Inc.	6,200	186,000
Axis Capital Holdings, Ltd.
(Bermuda)	11,384	331,502
Bank of America Corp.	132,230	1,861,798
Bank of New York Mellon Corp. (The)	34,500	977,385
BB&T Corp.	23,500	645,310
Chubb Corp. (The)	22,400	1,142,400
Citigroup, Inc.	14,000	93,940
Everest Re Group, Ltd. (Bermuda)	3,300	251,262
Goldman Sachs Group, Inc. (The)	22,980	1,939,282
JPMorgan Chase & Co.	127,400	4,016,922
KeyCorp	13,900	118,428
PNC Financial Services Group	7,500	367,500
RenaissanceRe Holdings, Ltd.
(Bermuda)	13,900	716,684
T. Rowe Price Group, Inc.	16,200	574,128
Travelers Cos., Inc. (The)	31,600	1,428,320
U.S. Bancorp	15,300	382,653
W.R. Berkley Corp.	12,700	393,700
Wells Fargo & Co.	95,000	2,800,600
		20,362,758

Health care (8.2%)
AmerisourceBergen Corp.	11,800	420,788
Baxter International, Inc.	15,900	852,081
Boston Scientific Corp. †	38,700	299,538
Bristol-Myers Squibb Co.	22,500	523,125
Covidien, Ltd.	32,625	1,182,330
Eli Lilly & Co.	10,300	414,781
Endo Pharmaceuticals
Holdings, Inc. †	7,200	186,336
Forest Laboratories, Inc. †	7,200	183,384
Hospira, Inc. †	39,100	1,048,662
Humana, Inc. †	4,500	167,760
Johnson & Johnson	27,900	1,669,257

COMMON STOCKS (52.4%)* continued

	Shares	Value

Health care continued
King Pharmaceuticals, Inc. †	24,400	$259,128
McKesson Corp.	26,500	1,026,345
Medco Health Solutions, Inc. †	10,800	452,628
Medtronic, Inc.	26,000	816,920
Merck & Co., Inc.	56,100	1,705,440
Pfizer, Inc.	214,800	3,804,108
UnitedHealth Group, Inc.	9,600	255,360
WellPoint, Inc. †	22,400	943,712
Wyeth	41,500	1,556,665
		17,768,348

Technology (3.7%)
Accenture, Ltd. Class A (Bermuda)	21,700	711,543
Apple, Inc. †	1,200	102,420
Applied Materials, Inc.	82,900	839,777
Atmel Corp. †	82,000	256,660
Cisco Systems, Inc. †	14,200	231,460
eBay, Inc. †	10,400	145,184
Electronic Arts, Inc. †	18,200	291,928
EMC Corp. †	34,300	359,121
Hewlett-Packard Co. #	22,900	831,041
IBM Corp.	16,200	1,363,392
Intel Corp.	32,300	473,518
Microsoft Corp.	56,700	1,102,248
Nokia OYJ ADR (Finland)	56,800	886,080
Oracle Corp. †	14,800	262,404
Texas Instruments, Inc.	11,800	183,136
		8,039,912

Transportation (0.8%)
AMR Corp. †	14,200	151,514
Burlington Northern Santa Fe Corp.	4,300	325,553
Union Pacific Corp.	3,900	186,420
United Parcel Service, Inc. Class B	16,300	899,108
US Airways Group, Inc. †	7,800	60,294
		1,622,889

Utilities and power (3.4%)
Dominion Resources, Inc.	6,300	225,792
DTE Energy Co.	8,500	303,195
Duke Energy Corp.	24,300	364,743
Edison International	41,400	1,329,768
Energen Corp.	8,400	246,372
Entergy Corp.	14,220	1,182,109
Exelon Corp.	6,000	333,660
FirstEnergy Corp.	14,100	684,978
FPL Group, Inc.	8,300	417,739
PG&E Corp.	34,240	1,325,430
Sempra Energy	9,600	409,248
Wisconsin Energy Corp.	12,800	537,344
		7,360,378

Total common stocks (cost $129,232,781)		$112,881,195

13

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)*

	Principal amount	Value

Adjustable Rate Mortgage Trust FRB
Ser. 04-5, Class 3A1, 4.948s, 2035	$263,061	$155,206
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.335s, 2029	168,702	179,960
FRB Ser. 97-D5, Class A5,
6.935s, 2043	73,000	44,033
Banc of America
Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	160,000	131,164
Ser. 04-3, Class A5, 5.319s, 2039	580,000	494,574
Ser. 07-5, Class XW, Interest Only
(IO), 0.44s, 2051	3,903,258	58,748
Ser. 07-1, Class XW, IO,
0.291s, 2049	2,490,582	27,650
Ser. 06-1, Class XC, IO,
0.067s, 2045	3,758,675	13,812
Banc of America
Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	100,000	64,186
Ser. 04-4, Class XC, IO,
0.285s, 2042	4,005,170	36,401
Ser. 04-5, Class XC, IO,
0.203s, 2041	6,152,249	44,443
Ser. 02-PB2, Class XC, IO,
0.183s, 2035	2,302,726	46,515
Ser. 06-5, Class XC, IO,
0.102s, 2016	13,157,137	97,214
Ser. 05-1, Class XW, IO,
0.101s, 2042	40,621,396	69,521
Ser. 06-4, Class XC, IO,
0.088s, 2046	6,379,291	38,347
Ser. 05-4, Class XC, IO,
0.083s, 2045	10,981,850	42,063
Banc of America Funding Corp. FRB
Ser. 06-D, Class 6A1, 5.99s, 2036	72,559	34,103
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H,
2.145s, 2018	26,000	15,993
FRB Ser. 04-BBA4, Class G,
1.895s, 2018	61,000	54,223
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K,
3.195s, 2022	111,000	90,000
FRB Ser. 05-MIB1, Class J,
2.245s, 2022	244,000	158,307
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1,
4.67s, 2033	33,099	23,997
Ser. 05-E, Class 2, IO, 0.3s, 2035	3,843,355	10,659
Ser. 04-D, Class 2A, IO, 0.16s, 2034	1,313,375	462
Banc of America Structured
Security Trust 144A Ser. 02-X1,
Class A3, 5.436s, 2033	107,253	105,511

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Bayview Commercial Asset Trust 144A
Ser. 06-4A, IO, 2.331s, 2036	$139,707	$13,440
Ser. 04-2, IO, 2.22s, 2034	805,778	26,430
Ser. 04-3, IO, 2.15s, 2035	385,181	12,634
Ser. 06-2A, IO, 1.798s, 2036	359,664	21,580
Ser. 05-3A, IO, 1.6s, 2035	1,835,543	110,133
Ser. 05-1A, IO, 1.6s, 2035	607,493	21,080
Ser. 07-5A, IO, 1.55s, 2037	1,181,675	89,453
Ser. 07-2A, IO, 1.3s, 2037	1,958,418	150,798
Ser. 07-1, Class S, IO, 1.211s, 2037	1,590,017	102,556
FRB Ser. 05-1A, Class A1,
0.771s, 2035	138,008	104,886
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2,
6 1/4s, 2036	878,652	307,528
Ser. 04-9, Class 1A1, 5.92s, 2034	15,821	9,085
FRB Ser. 05-7, Class 23A1,
5.649s, 2035	23,662	11,087
Bear Stearns Commercial
Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F,
8.186s, 2032	151,000	110,015
Ser. 04-PR3I, Class X1, IO,
0.326s, 2041	948,886	11,181
Ser. 05-PWR9, Class X1,
IO, 0.11s, 2042	6,816,993	34,426
Bear Stearns Commercial Mortgage
Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO,
0.689s, 2038	2,128,360	53,337
Ser. 06-PW14, Class X1, IO,
0.076s, 2038	2,289,644	19,737
Ser. 07-PW15, Class X1, IO,
0.066s, 2044	8,849,183	51,856
Ser. 05-PW10, Class X1, IO,
0.056s, 2040	17,105,354	39,171
Bear Stearns Small Balance Commercial
Trust 144A Ser. 06-1A, Class AIO,
IO, 1s, 2034	701,400	6,850
Chase Commercial Mortgage Securities
Corp. Ser. 00-3, Class A2, 7.319s, 2032	64,815	63,922
Chase Commercial
Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	580,000	546,472
Ser. 98-1, Class G, 6.56s, 2030	148,000	129,353
Ser. 98-1, Class H, 6.34s, 2030	227,000	173,272
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.096s, 2014	905,000	508,677
Ser. 08-C7, Class A2A, 6.034s, 2049	495,000	340,959
Citigroup Mortgage Loan Trust, Inc.
IFB Ser. 07-6, Class 2A5, IO,
6.179s, 2037	550,137	37,134
FRB Ser. 06-AR7, Class 2A2A,
5.649s, 2036	95,708	43,068

14

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Citigroup/Deutsche Bank Commercial
Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO,
0.377s, 2049	$3,578,706	$55,112
Ser. 06-CD2, Class X, IO,
0.086s, 2046	10,647,718	25,854
Ser. 07-CD4, Class XC, IO,
0.059s, 2049	11,969,571	57,454
Commercial Mortgage
Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031	260,000	213,608
Commercial Mortgage Loan Trust
Ser. 08-LS1, Class A4B, 6.02s, 2017	224,000	162,029
Commercial Mortgage
Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	131,000	55,779
Ser. 06-CN2A, Class J, 5.57s, 2019	105,000	44,381
FRB Ser. 01-J2A, Class A2F,
1.54s, 2034	211,000	160,360
Ser. 03-LB1A, Class X1, IO,
0.449s, 2038	1,148,089	32,732
Ser. 05-LP5, Class XC, IO,
0.102s, 2043	10,604,499	50,397
Ser. 06-C8, Class XS, IO,
0.066s, 2046	6,433,845	27,163
Ser. 05-C6, Class XC, IO,
0.064s, 2044	12,241,616	37,964
Countrywide Alternative Loan Trust
IFB Ser. 04-2CB, Class 1A5, IO,
7.129s, 2034	10,480	435
Ser. 06-45T1, Class 2A2, 6s, 2037	32,350	14,370
Ser. 06-J8, Class A4, 6s, 2037	26,736	11,341
Ser. 05-24, Class 1AX, IO,
0.737s, 2035	1,633,162	20,159
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1,
5.707s, 2035	40,383	20,191
Ser. 05-9, Class 1X, IO, 3.126s, 2035	997,053	14,060
Ser. 05-2, Class 2X, IO, 1.16s, 2035	1,042,504	14,253
Countrywide Home Loans
144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	118,532	112,999
IFB Ser. 05-R1, Class 1AS, IO,
4.549s, 2035	1,035,935	65,367
IFB Ser. 05-R2, Class 1AS, IO,
4.202s, 2035	625,215	36,763
Credit Suisse Mortgage
Capital Certificates
FRB Ser. 07-C4, Class A2,
5.81s, 2039	590,000	423,795
Ser. 06-C5, Class AX, IO,
0.091s, 2039	4,102,759	23,657

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

Principal amount		Value

Credit Suisse Mortgage
Capital Certificates 144A
Ser. 07-C2, Class AX, IO,
0.114s, 2049	$16,066,388	$82,196
Ser. 06-C4, Class AX, IO,
0.113s, 2039	9,831,680	78,736
Ser. 07-C1, Class AX, IO,
0.07s, 2040	11,208,323	44,508
Crown Castle Towers, LLC 144A
Ser. 05-1A, Class D, 5.612s, 2035	385,000	269,500
CS First Boston
Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	216,000	222,069
Ser. 04-C2, Class A2, 5.416s, 2036 (F)	650,000	449,019
CS First Boston
Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J,
2.145s, 2020	25,000	16,250
FRB Ser. 04-TF2A, Class J,
2.145s, 2016	189,000	103,950
FRB Ser. 05-TF2A, Class J,
2.095s, 2020	91,320	50,226
FRB Ser. 04-TF2A, Class H,
1.895s, 2019	81,000	52,650
Ser. 01-CK1, Class AY, IO,
0.78s, 2035	7,960,540	88,362
Ser. 04-C4, Class AX, IO,
0.532s, 2039	1,512,037	19,392
Ser. 02-CP3, Class AX, IO,
0.423s, 2035	2,286,263	63,248
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	278,819	279,070
Ser. 99-CG2, Class B3, 6.1s, 2032	207,000	195,353
Ser. 99-CG2, Class B4, 6.1s, 2032	370,000	129,500
Fannie Mae
IFB Ser. 07-80, Class AS,
45.59s, 2037	113,626	149,476
IFB Ser. 07-75, Class CS,
42.201s, 2037	178,938	241,778
IFB Ser. 06-62, Class PS,
37.073s, 2036	175,705	229,846
IFB Ser. 07-W7, Class 1A4,
36.353s, 2037	180,225	207,258
IFB Ser. 07-81, Class SC,
34.973s, 2037	180,861	222,803
IFB Ser. 06-104, Class GS,
32.167s, 2036	123,286	150,652
IFB Ser. 06-104, Class ES,
31.094s, 2036	217,148	271,800
IFB Ser. 07-96, Class AS,
27.794s, 2037	220,637	248,378
IFB Ser. 05-37, Class SU,
27.315s, 2035	267,358	323,111
IFB Ser. 06-49, Class SE,
27.115s, 2036	285,113	345,989

15

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 06-60, Class AK,
26.915s, 2036	$147,303	$177,145
IFB Ser. 06-60, Class TK,
26.715s, 2036	83,979	100,022
IFB Ser. 06-115, Class ES,
24.675s, 2036	186,233	220,727
IFB Ser. 05-57, Class CD,
23.358s, 2035	147,933	168,168
IFB Ser. 05-115, Class NQ,
23.17s, 2036	97,604	108,098
IFB Ser. 05-74, Class CP,
23.022s, 2035	173,124	185,094
IFB Ser. 05-99, Class SA,
22.839s, 2035	202,156	230,702
IFB Ser. 05-45, Class DA,
22.692s, 2035	317,691	359,840
IFB Ser. 05-45, Class DC,
22.582s, 2035	264,743	299,709
IFB Ser. 06-60, Class CS,
22.362s, 2036	90,244	99,729
IFB Ser. 05-57, Class DC,
20.243s, 2034	236,585	260,621
IFB Ser. 05-95, Class OP,
18.9s, 2035	127,660	125,299
IFB Ser. 05-45, Class PC,
18.836s, 2034	117,745	118,007
IFB Ser. 05-74, Class SK,
18.834s, 2035	319,918	347,888
IFB Ser. 05-74, Class CS,
18.724s, 2035	196,822	216,809
IFB Ser. 05-106, Class JC,
18.663s, 2035	87,453	94,901
IFB Ser. 05-114, Class SP,
18.284s, 2036	122,115	127,906
IFB Ser. 05-83, Class QP,
16.169s, 2034	74,791	77,973
IFB Ser. 05-72, Class SB,
15.697s, 2035	199,029	209,681
IFB Ser. 07-W6, Class 6A2, IO,
7.329s, 2037	209,299	18,314
IFB Ser. 06-90, Class SE, IO,
7.329s, 2036	231,673	22,312
IFB Ser. 03-66, Class SA, IO,
7.179s, 2033	344,410	28,167
IFB Ser. 04-17, Class ST, IO,
7.129s, 2034	46,629	5,697
IFB Ser. 07-W6, Class 5A2, IO,
6.819s, 2037	321,406	25,102
IFB Ser. 07-W4, Class 4A2, IO,
6.809s, 2037	1,629,077	127,231
IFB Ser. 07-W2, Class 3A2, IO,
6.809s, 2037	424,406	33,146
IFB Ser. 06-115, Class BI, IO,
6.789s, 2036	379,973	32,468

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 05-113, Class AI, IO,
6.759s, 2036	$73,176	$6,611
IFB Ser. 05-113, Class DI, IO,
6.759s, 2036	2,501,376	201,236
IFB Ser. 05-52, Class DC, IO,
6.729s, 2035	210,586	23,002
IFB Ser. 06-60, Class SI, IO,
6.679s, 2036	439,463	37,618
IFB Ser. 06-60, Class UI, IO,
6.679s, 2036	178,351	15,832
IFB Ser. 07-W7, Class 3A2, IO,
6.659s, 2037	531,505	58,864
IFB Ser. 03-122, Class SA, IO,
6.629s, 2028	584,884	34,031
IFB Ser. 03-122, Class SJ, IO,
6.629s, 2028	603,714	34,981
IFB Ser. 06-60, Class DI, IO,
6.599s, 2035	207,455	16,202
IFB Ser. 04-60, Class SW, IO,
6.579s, 2034	881,038	73,214
IFB Ser. 05-65, Class KI, IO,
6.529s, 2035	1,545,236	118,829
IFB Ser. 08-01, Class GI, IO,
6.489s, 2037	1,809,679	150,384
IFB Ser. 07-32, Class JS, IO,
6.319s, 2037	95,247	8,012
IFB Ser. 07-23, Class SI, IO,
6.299s, 2037	352,427	26,664
IFB Ser. 07-54, Class CI, IO,
6.289s, 2037	254,295	19,989
IFB Ser. 07-39, Class PI, IO,
6.289s, 2037	274,746	20,377
IFB Ser. 07-28, Class SE, IO,
6.279s, 2037	306,899	23,883
IFB Ser. 06-128, Class SH, IO,
6.279s, 2037	336,654	25,894
IFB Ser. 06-56, Class SM, IO,
6.279s, 2036	842,469	65,811
IFB Ser. 05-73, Class SI, IO,
6.279s, 2035	197,951	14,868
IFB Ser. 05-12, Class SC, IO,
6.279s, 2035	275,064	27,231
IFB Ser. 05-17, Class ES, IO,
6.279s, 2035	381,723	34,920
IFB Ser. 05-17, Class SY, IO,
6.279s, 2035	177,699	16,205
IFB Ser. 07-W5, Class 2A2, IO,
6.269s, 2037	169,549	13,988
IFB Ser. 07-30, Class IE, IO,
6.269s, 2037	855,783	88,073
IFB Ser. 06-123, Class CI, IO,
6.269s, 2037	680,101	52,634
IFB Ser. 06-123, Class UI, IO,
6.269s, 2037	302,481	24,199

16

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value
Fannie Mae
IFB Ser. 05-82, Class SY, IO,
6.259s, 2035	$769,358	$58,164
IFB Ser. 05-45, Class EW, IO,
6.249s, 2035	689,678	54,845
IFB Ser. 05-45, Class SR, IO,
6.249s, 2035	1,038,920	81,468
Ser. 05-3, Class GS, IO, 6.229s,
2035	112,985	8,833
IFB Ser. 07-15, Class BI, IO,
6.229s, 2037	488,082	38,605
IFB Ser. 06-16, Class SM, IO,
6.229s, 2036	232,034	19,660
IFB Ser. 05-95, Class CI, IO,
6.229s, 2035	459,930	41,808
IFB Ser. 05-84, Class SG, IO,
6.229s, 2035	754,460	62,696
IFB Ser. 05-57, Class NI, IO,
6.229s, 2035	154,499	14,111
IFB Ser. 05-54, Class SA, IO,
6.229s, 2035	729,734	57,571
IFB Ser. 05-23, Class SG, IO,
6.229s, 2035	572,321	48,918
IFB Ser. 05-17, Class SA, IO,
6.229s, 2035	505,080	39,702
IFB Ser. 05-17, Class SE, IO,
6.229s, 2035	549,247	45,400
IFB Ser. 05-83, Class QI, IO,
6.219s, 2035	125,063	12,242
IFB Ser. 06-128, Class GS, IO,
6.209s, 2037	284,947	21,881
IFB Ser. 06-114, Class IS, IO,
6.179s, 2036	347,303	26,151
IFB Ser. 06-116, Class ES, IO,
6.179s, 2036	166,740	12,966
IFB Ser. 06-116, Class LS, IO,
6.179s, 2036	79,141	6,906
IFB Ser. 06-115, Class GI, IO,
6.169s, 2036	334,452	27,359
IFB Ser. 06-115, Class IE, IO,
6.169s, 2036	262,823	25,167
IFB Ser. 06-117, Class SA, IO,
6.169s, 2036	391,254	29,691
IFB Ser. 06-121, Class SD, IO,
6.169s, 2036	656,109	49,602
IFB Ser. 06-109, Class SG, IO,
6.159s, 2036	469,571	37,284
IFB Ser. 06-104, Class SY, IO,
6.149s, 2036	179,513	13,795
IFB Ser. 06-109, Class SH, IO,
6.149s, 2036	350,415	30,869
IFB Ser. 06-111, Class SA, IO,
6.149s, 2036	82,997	6,349
Ser. 06-104, Class SG, IO,
6.129s, 2036	328,960	23,355

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-W6, Class 4A2, IO,
6.129s, 2037	$1,330,888	$102,345
IFB Ser. 06-128, Class SC, IO,
6.129s, 2037	1,102,645	84,020
IFB Ser. 06-43, Class SI, IO,
6.129s, 2036	341,087	26,178
IFB Ser. 06-44, Class IS, IO,
6.129s, 2036	570,421	43,383
IFB Ser. 06-8, Class JH, IO,
6.129s, 2036	1,223,159	95,675
IFB Ser. 05-122, Class SG, IO,
6.129s, 2035	236,669	23,475
IFB Ser. 05-95, Class OI, IO,
6.119s, 2035	80,619	9,525
IFB Ser. 06-92, Class JI, IO,
6.109s, 2036	226,403	24,264
IFB Ser. 06-92, Class LI, IO,
6.109s, 2036	387,471	29,028
IFB Ser. 06-96, Class ES, IO,
6.109s, 2036	428,250	32,718
IFB Ser. 06-99, Class AS, IO,
6.109s, 2036	238,155	18,910
IFB Ser. 06-85, Class TS, IO,
6.089s, 2036	636,561	48,972
IFB Ser. 06-61, Class SE, IO,
6.079s, 2036	658,044	45,974
IFB Ser. 07-75, Class PI, IO,
6.069s, 2037	426,904	33,292
IFB Ser. 07-76, Class SA, IO,
6.069s, 2037	480,023	27,637
IFB Ser. 07-W7, Class 2A2, IO,
6.059s, 2037	1,111,172	108,573
IFB Ser. 07-88, Class MI, IO,
6.049s, 2037	79,893	9,750
Ser. 06-94, Class NI, IO,
6.029s, 2036	161,217	11,382
IFB Ser. 07-116, Class IA, IO,
6.029s, 2037	1,738,352	124,987
IFB Ser. 07-103, Class AI, IO,
6.029s, 2037	1,926,207	136,722
IFB Ser. 07-1, Class NI, IO,
6.029s, 2037	974,068	78,136
IFB Ser. 07-15, Class NI, IO,
6.029s, 2022	433,142	31,663
Ser. 08-76, Class JI, IO, 6s, 2038	462,728	42,802
Ser. 383, Class 28, IO, 6s, 2038	487,440	45,088
Ser. 383, Class 29, IO, 6s, 2038	438,389	40,551
IFB Ser. 08-3, Class SC, IO,
5.979s, 2038	93,937	8,810
IFB Ser. 07-109, Class XI, IO,
5.979s, 2037	287,805	25,507
IFB Ser. 07-109, Class YI, IO,
5.979s, 2037	419,291	31,884
IFB Ser. 07-W8, Class 2A2, IO,
5.979s, 2037	716,834	49,943

17

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-88, Class JI, IO,
5.979s, 2037	$577,465	$43,233
IFB Ser. 07-54, Class KI, IO,
5.969s, 2037	215,200	15,186
IFB Ser. 07-30, Class JS, IO,
5.969s, 2037	698,141	54,525
IFB Ser. 07-30, Class LI, IO,
5.969s, 2037	1,074,840	91,415
IFB Ser. 07-W2, Class 1A2, IO,
5.959s, 2037	302,859	20,958
IFB Ser. 07-106, Class SN, IO,
5.939s, 2037	431,821	32,614
IFB Ser. 07-54, Class IA, IO,
5.939s, 2037	377,472	27,562
IFB Ser. 07-54, Class IB, IO,
5.939s, 2037	377,472	27,562
IFB Ser. 07-54, Class IC, IO,
5.939s, 2037	377,472	27,562
IFB Ser. 07-54, Class ID, IO,
5.939s, 2037	377,472	27,562
IFB Ser. 07-54, Class IE, IO,
5.939s, 2037	377,472	27,562
IFB Ser. 07-54, Class IF, IO,
5.939s, 2037	561,153	47,524
IFB Ser. 07-54, Class NI, IO,
5.939s, 2037	309,229	22,137
IFB Ser. 07-54, Class UI, IO,
5.939s, 2037	447,260	22,296
IFB Ser. 07-109, Class AI, IO,
5.929s, 2037	1,491,234	107,220
IFB Ser. 07-91, Class AS, IO,
5.929s, 2037	277,993	21,378
IFB Ser. 07-91, Class HS, IO,
5.929s, 2037	299,727	24,552
IFB Ser. 07-15, Class CI, IO,
5.909s, 2037	1,269,178	92,081
IFB Ser. 06-115, Class JI, IO,
5.909s, 2036	922,100	72,016
IFB Ser. 07-109, Class PI, IO,
5.879s, 2037	425,755	30,260
IFB Ser. 06-123, Class LI, IO,
5.849s, 2037	609,746	46,091
IFB Ser. 08-1, Class NI, IO,
5.779s, 2037	819,422	54,819
IFB Ser. 07-116, Class BI, IO,
5.779s, 2037	1,586,786	106,156
IFB Ser. 08-01, Class AI, IO,
5.779s, 2037	2,207,039	140,434
IFB Ser. 08-10, Class GI, IO,
5.759s, 2038	566,005	34,288
IFB Ser. 08-13, Class SA, IO,
5.749s, 2038	88,912	6,582
IFB Ser. 08-1, Class HI, IO,
5.729s, 2037	1,025,076	64,211

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 07-39, Class AI, IO,
5.649s, 2037	$663,476	$49,827
IFB Ser. 07-32, Class SD, IO,
5.639s, 2037	447,245	34,609
IFB Ser. 07-30, Class UI, IO,
5.629s, 2037	366,879	24,762
IFB Ser. 07-32, Class SC, IO,
5.629s, 2037	593,842	40,895
IFB Ser. 07-1, Class CI, IO,
5.629s, 2037	426,814	29,030
IFB Ser. 05-74, Class SE, IO,
5.629s, 2035	1,462,680	99,629
IFB Ser. 08-66, Class SG, IO,
5.599s, 2038	469,321	30,330
IFB Ser. 05-14, Class SE, IO,
5.579s, 2035	152,728	10,256
IFB Ser. 05-58, Class IK, IO,
5.529s, 2035	573,971	35,071
IFB Ser. 08-1, Class BI, IO,
5.439s, 2038	621,144	39,595
IFB Ser. 07-75, Class ID, IO,
5.399s, 2037	322,983	21,457
Ser. 06-W3, Class 1AS, IO,
4.591s, 2046	1,427,781	91,092
Ser. 03-W12, Class 2, IO,
2.219s, 2043	841,203	30,544
Ser. 03-W10, Class 3, IO,
1.934s, 2043	515,499	21,010
Ser. 03-W10, Class 1, IO,
1.913s, 2043	2,872,325	88,167
Ser. 03-W8, Class 12, IO,
1.634s, 2042	2,034,120	77,060
Ser. 03-W17, Class 12, IO,
1.148s, 2033	782,725	20,813
Ser. 03-T2, Class 2, IO,
0.809s, 2042	2,916,054	55,937
Ser. 03-W3, Class 2IO1, IO,
0.681s, 2042	282,286	4,534
Ser. 03-W6, Class 51, IO,
0.671s, 2042	865,523	14,921
Ser. 01-T12, Class IO,
0.565s, 2041	1,396,382	20,824
Ser. 03-W2, Class 1, IO,
0.466s, 2042	1,489,447	17,030
Ser. 03-W3, Class 1, IO,
0.439s, 2042	3,040,150	32,459
Ser. 02-T1, Class IO, IO,
0.425s, 2031	1,265,056	11,773
Ser. 03-W6, Class 3, IO,
0.368s, 2042	1,226,110	10,661
Ser. 03-W6, Class 23, IO,
0.352s, 2042	1,289,416	10,734
Ser. 03-W4, Class 3A, IO,
0.351s, 2042	1,202,812	7,326

18

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Fannie Mae
Ser. 08-33, Principal Only (PO),
zero %, 2038	$94,344	$76,419
Ser. 08-9, PO, zero %, 2038	89,626	73,494
Ser. 07-15, Class IM, IO,
zero %, 2009	413,745	311
Ser. 07-16, Class TS, IO,
zero %, 2009	1,729,189	1,402
FRB Ser. 06-115, Class SN,
zero %, 2036	159,414	109,749
FRB Ser. 05-57, Class UL,
zero %, 2035	294,728	276,214
FRB Ser. 05-36, Class QA,
zero %, 2035	62,886	59,375
FRB Ser. 05-65, Class CU,
zero %, 2034	51,195	47,097
FRB Ser. 05-81, Class DF,
zero %, 2033	33,071	31,042
IFB Ser. 06-75, Class FY,
zero %, 2036	64,248	57,878
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO,
7.629s, 2043	197,721	25,704
Ser. T-56, Class A, IO, 0.524s, 2043	1,227,806	15,054
Ser. T-56, Class 3, IO, 0.351s, 2043	869,104	9,022
Ser. T-56, Class 1, IO, 0.283s, 2043	1,131,424	7,819
Ser. T-56, Class 2, IO, 0.02s, 2043	1,026,932	1,928
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class A2, 7.77s, 2027	267,836	53,567
First Horizon Alternative Mortgage
Securities FRB Ser. 05-AA10,
Class 2A1, 5.742s, 2035	176,606	90,069
First Union National Bank-Bank of
America Commercial Mortgage 144A
Ser. 01-C1, Class 3, IO, 1.683s, 2033	3,622,916	87,588
First Union-Lehman Brothers
Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	346,000	339,762
Ser. 97-C2, Class G, 7 1/2s, 2029	116,000	52,200
First Union-Lehman Brothers-Bank
of America 144A Ser. 98-C2,
Class G, 7s, 2035	443,000	259,968
Freddie Mac
IFB Ser. 3339, Class WS,
36.995s, 2037	168,093	224,045
IFB Ser. 3339, Class JS,
35.068s, 2037	145,425	187,656
IFB Ser. 3202, Class PS,
32.07s, 2036	78,963	100,242
IFB Ser. 3331, Class SE,
31.83s, 2037	141,133	175,794
IFB Ser. 3153, Class SX,
27.275s, 2036	76,496	95,271

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 3081, Class DC,
23.782s, 2035	$167,114	$191,433
IFB Ser. 3360, Class SC,
22.394s, 2037	244,513	267,742
IFB Ser. 3114, Class GK,
21.62s, 2036	115,690	134,479
IFB Ser. 2976, Class KL,
20.002s, 2035	307,622	345,574
IFB Ser. 2990, Class DP,
19.892s, 2034	262,543	285,169
IFB Ser. 2979, Class AS,
19.892s, 2034	74,102	80,810
IFB Ser. 3149, Class SU,
16.376s, 2036	123,460	131,292
IFB Ser. 2990, Class WP,
13.945s, 2035	174,544	180,587
IFB Ser. 2990, Class LB,
13.891s, 2034	320,846	334,790
IFB Ser. 2927, Class SI, IO,
7s, 2035	421,133	41,224
IFB Ser. 2828, Class GI, IO,
6.305s, 2034	499,557	56,167
IFB Ser. 3184, Class SP, IO,
6.155s, 2033	393,098	31,804
IFB Ser. 2869, Class SH, IO,
6.105s, 2034	222,053	14,510
IFB Ser. 2869, Class JS, IO,
6.055s, 2034	1,051,556	66,544
IFB Ser. 2882, Class LS, IO,
6.005s, 2034	115,745	9,473
IFB Ser. 3203, Class SH, IO,
5.945s, 2036	225,163	18,638
IFB Ser. 2815, Class PT, IO,
5.855s, 2032	497,851	39,826
IFB Ser. 2828, Class TI, IO,
5.855s, 2030	231,018	18,722
IFB Ser. 3397, Class GS, IO,
5.805s, 2037	251,921	21,442
IFB Ser. 3297, Class BI, IO,
5.565s, 2037	1,113,053	87,503
IFB Ser. 3287, Class SD, IO,
5.555s, 2037	434,653	33,837
IFB Ser. 3281, Class BI, IO,
5.555s, 2037	213,183	17,810
IFB Ser. 3281, Class CI, IO,
5.555s, 2037	114,646	9,396
IFB Ser. 3249, Class SI, IO,
5.555s, 2036	174,327	18,993
IFB Ser. 2922, Class SE, IO,
5.555s, 2035	586,699	58,453
IFB Ser. 3045, Class DI, IO,
5.535s, 2035	3,129,827	229,717
IFB Ser. 3236, Class ES, IO,
5.505s, 2036	378,297	31,161

19

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 3136, Class NS, IO,
5.505s, 2036	$764,122	$60,354
IFB Ser. 3118, Class SD, IO,
5.505s, 2036	944,720	72,847
IFB Ser. 2927, Class ES, IO,
5.505s, 2035	327,404	22,043
IFB Ser. 2950, Class SM, IO,
5.505s, 2016	642,901	58,205
IFB Ser. 3256, Class S, IO,
5.495s, 2036	432,062	35,904
IFB Ser. 3031, Class BI, IO,
5.495s, 2035	250,361	23,122
IFB Ser. 3370, Class TS, IO,
5.475s, 2037	93,895	8,076
IFB Ser. 3244, Class SB, IO,
5.465s, 2036	304,669	25,770
IFB Ser. 3244, Class SG, IO,
5.465s, 2036	355,367	27,220
IFB Ser. 3236, Class IS, IO,
5.455s, 2036	551,615	41,371
IFB Ser. 2962, Class BS, IO,
5.455s, 2035	1,414,214	96,308
IFB Ser. 3114, Class TS, IO,
5.455s, 2030	1,530,712	122,264
IFB Ser. 3128, Class JI, IO,
5.435s, 2036	875,652	70,578
IFB Ser. 2990, Class LI, IO,
5.435s, 2034	483,279	41,563
IFB Ser. 3240, Class S, IO,
5.425s, 2036	1,060,857	76,904
IFB Ser. 3153, Class JI, IO,
5.425s, 2036	494,088	36,118
IFB Ser. 3065, Class DI, IO,
5.425s, 2035	190,926	17,005
IFB Ser. 3145, Class GI, IO,
5.405s, 2036	719,994	59,832
IFB Ser. 3114, Class GI, IO,
5.405s, 2036	277,322	24,430
IFB Ser. 3339, Class JI, IO,
5.395s, 2037	1,062,163	71,059
IFB Ser. 3218, Class AS, IO,
5.385s, 2036	366,461	26,293
IFB Ser. 3221, Class SI, IO,
5.385s, 2036	446,430	32,163
IFB Ser. 3153, Class UI, IO,
5 3/8s, 2036	1,285,231	120,304
IFB Ser. 3202, Class PI, IO,
5.345s, 2036	1,241,147	90,960
IFB Ser. 3355, Class MI, IO,
5.305s, 2037	296,394	22,332
IFB Ser. 3201, Class SG, IO,
5.305s, 2036	569,235	52,176
IFB Ser. 3203, Class SE, IO,
5.305s, 2036	509,854	44,342

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

Principal amount		Value

Freddie Mac
IFB Ser. 3171, Class PS, IO,
5.29s, 2036	$467,095	$37,087
IFB Ser. 3152, Class SY, IO,
5.285s, 2036	573,594	52,019
IFB Ser. 3284, Class BI, IO,
5.255s, 2037	352,057	27,142
IFB Ser. 3260, Class SA, IO,
5.255s, 2037	351,002	23,221
IFB Ser. 3199, Class S, IO,
5.255s, 2036	282,772	22,483
IFB Ser. 3284, Class LI, IO,
5.245s, 2037	1,345,789	95,244
IFB Ser. 3281, Class AI, IO,
5.235s, 2037	1,289,737	105,668
IFB Ser. 3311, Class EI, IO,
5.215s, 2037	349,776	26,313
IFB Ser. 3311, Class IA, IO,
5.215s, 2037	533,812	45,171
IFB Ser. 3311, Class IB, IO,
5.215s, 2037	533,812	45,171
IFB Ser. 3311, Class IC, IO,
5.215s, 2037	533,812	45,171
IFB Ser. 3311, Class ID, IO,
5.215s, 2037	533,812	45,171
IFB Ser. 3311, Class IE, IO,
5.215s, 2037	754,671	63,860
IFB Ser. 3375, Class MS, IO,
5.205s, 2037	87,123	6,489
IFB Ser. 3240, Class GS, IO,
5.185s, 2036	637,077	50,953
IFB Ser. 3257, Class SI, IO,
5 1/8s, 2036	277,307	20,789
IFB Ser. 3225, Class JY, IO,
5.095s, 2036	1,211,091	82,623
IFB Ser. 3339, Class TI, IO,
4.945s, 2037	495,615	38,539
IFB Ser. 3284, Class CI, IO,
4.925s, 2037	991,309	66,565
IFB Ser. 3016, Class SQ, IO,
4.915s, 2035	504,928	27,972
IFB Ser. 3397, Class SQ, IO,
4.775s, 2037	434,732	29,128
IFB Ser. 3235, Class SA, IO,
4.755s, 2036	80,479	4,778
Ser. 3327, Class IF, IO, zero %, 2037	213,376	5,590
Ser. 3292, Class DO, PO, zero %, 2037	82,812	75,305
Ser. 3255, Class CO, PO, zero %, 2036	78,256	63,275
FRB Ser. 3349, Class DO, zero %, 2037	124,738	112,641
FRB Ser. 3326, Class YF, zero %, 2037	103,416	95,249
FRB Ser. 3241, Class FH, zero %, 2036	113,104	107,885
FRB Ser. 3231, Class XB, zero %, 2036	84,007	81,764
FRB Ser. 3147, Class SF, zero %, 2036	203,817	145,768
FRB Ser. 3326, Class WF, zero %, 2035	134,683	118,951
FRB Ser. 3003, Class XF, zero %, 2035	277,750	246,710

20

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

Principal amount		Value

GE Capital Commercial
Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO, 0.093s, 2019	$24,516,487	$77,274
Ser. 05-C2, Class XC, IO, 0.082s, 2043	6,423,462	26,871
Ser. 05-C3, Class XC, IO, 0.064s, 2045	30,714,327	76,611
GMAC Commercial
Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.896s, 2036	131,000	130,489
Ser. 97-C1, Class X, IO,
1.252s, 2029	140,703	9,005
Ser. 05-C1, Class X1, IO,
0.185s, 2043	11,432,056	78,272
GMAC Commercial
Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	201,000	60,300
Ser. 06-C1, Class XC, IO, 0.07s, 2045	17,712,900	47,030
Government National
Mortgage Association
IFB Ser. 07-44, Class SP, 33.77s, 2036	178,224	214,922
IFB Ser. 05-66, Class SP, 17.367s, 2035	161,481	167,324
IFB Ser. 05-7, Class JM, 14.776s, 2034	293,423	307,891
IFB Ser. 08-29, Class SA, IO,
7.273s, 2038	191,393	14,274
IFB Ser. 06-62, Class SI, IO,
6.873s, 2036	385,350	26,742
IFB Ser. 07-1, Class SL, IO,
6.853s, 2037	176,929	12,869
IFB Ser. 07-1, Class SM, IO,
6.843s, 2037	176,929	12,846
IFB Ser. 07-49, Class NY, IO,
6.593s, 2035	1,505,714	106,329
IFB Ser. 07-35, Class TY, IO,
6.393s, 2035	442,445	28,224
IFB Ser. 07-26, Class SG, IO,
6.343s, 2037	588,060	36,136
IFB Ser. 07-9, Class BI, IO,
6.313s, 2037	1,146,372	73,127
IFB Ser. 07-31, Class CI, IO,
6.303s, 2037	271,370	18,644
IFB Ser. 07-25, Class SA, IO,
6.293s, 2037	397,834	25,738
IFB Ser. 07-25, Class SB, IO,
6.293s, 2037	776,407	49,100
IFB Ser. 07-22, Class S, IO,
6.293s, 2037	332,486	25,707
IFB Ser. 07-11, Class SA, IO,
6.293s, 2037	295,251	21,628
IFB Ser. 07-14, Class SB, IO,
6.293s, 2037	279,182	17,440
IFB Ser. 05-84, Class AS, IO,
6.293s, 2035	58,826	4,812
IFB Ser. 07-51, Class SJ, IO,
6.243s, 2037	366,097	27,981
IFB Ser. 07-58, Class PS, IO,
6.193s, 2037	197,994	14,773

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Government National Mortgage Association
IFB Ser. 06-59, Class SD, IO,
6.193s, 2036	$74,075	$4,777
IFB Ser. 07-59, Class PS, IO,
6.163s, 2037	284,939	20,424
IFB Ser. 07-59, Class SP, IO,
6.163s, 2037	425,058	30,948
IFB Ser. 04-59, Class SC, IO,
6.16s, 2034	223,151	19,227
IFB Ser. 07-68, Class PI, IO,
6.143s, 2037	379,788	28,705
IFB Ser. 06-38, Class SG, IO,
6.143s, 2033	1,176,407	63,032
IFB Ser. 07-53, Class SG, IO,
6.093s, 2037	205,937	13,487
IFB Ser. 08-3, Class SA, IO,
6.043s, 2038	683,749	38,509
IFB Ser. 07-79, Class SY, IO,
6.043s, 2037	1,088,637	68,693
IFB Ser. 07-64, Class AI, IO,
6.043s, 2037	1,168,994	67,942
IFB Ser. 07-53, Class ES, IO,
6.043s, 2037	287,834	17,070
IFB Ser. 08-4, Class SA, IO,
6.009s, 2038	1,341,503	78,419
IFB Ser. 07-9, Class DI, IO,
6.003s, 2037	577,620	37,292
IFB Ser. 07-57, Class QA, IO,
5.993s, 2037	705,806	36,173
IFB Ser. 07-58, Class SA, IO,
5.993s, 2037	299,505	17,649
IFB Ser. 07-58, Class SC, IO,
5.993s, 2037	518,144	28,337
IFB Ser. 07-61, Class SA, IO,
5.993s, 2037	375,090	19,347
IFB Ser. 07-53, Class SC, IO,
5.993s, 2037	326,941	18,230
IFB Ser. 07-53, Class SE, IO,
5.993s, 2037	1,160,210	74,521
IFB Ser. 07-27, Class S, IO,
5.993s, 2037	234,340	12,431
IFB Ser. 07-28, Class SG, IO,
5.993s, 2037	81,614	4,327
IFB Ser. 06-26, Class S, IO,
5.993s, 2036	112,983	7,265
IFB Ser. 06-28, Class GI, IO,
5.993s, 2035	501,809	36,720
IFB Ser. 07-58, Class SD, IO,
5.983s, 2037	489,039	26,403
IFB Ser. 07-59, Class SD, IO,
5.963s, 2037	663,159	38,372
IFB Ser. 07-36, Class SA, IO,
5.963s, 2037	103,922	5,487
IFB Ser. 07-36, Class SG, IO,
5.963s, 2037	378,573	33,689

21

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Government National Mortgage Association
IFB Ser. 05-65, Class SI, IO,
5.843s, 2035	$533,991	$32,840
IFB Ser. 07-26, Class SD, IO,
5.76s, 2037	577,550	35,000
IFB Ser. 07-17, Class IB, IO,
5.743s, 2037	286,668	21,876
IFB Ser. 06-14, Class S, IO,
5.743s, 2036	436,748	25,195
IFB Ser. 06-11, Class ST, IO,
5.733s, 2036	272,482	15,616
IFB Ser. 07-27, Class SD, IO,
5.693s, 2037	285,186	23,398
IFB Ser. 07-19, Class SJ, IO,
5.693s, 2037	487,543	27,506
IFB Ser. 07-23, Class ST, IO,
5.693s, 2037	578,918	31,681
IFB Ser. 07-8, Class SA, IO,
5.693s, 2037	439,926	24,219
IFB Ser. 07-9, Class CI, IO,
5.693s, 2037	750,009	38,700
IFB Ser. 07-7, Class EI, IO,
5.693s, 2037	504,641	28,475
IFB Ser. 07-7, Class JI, IO,
5.693s, 2037	770,435	40,448
IFB Ser. 07-1, Class S, IO,
5.693s, 2037	631,276	35,733
IFB Ser. 07-3, Class SA, IO,
5.693s, 2037	602,964	34,023
IFB Ser. 05-28, Class SA, IO,
5.693s, 2035	163,566	8,421
IFB Ser. 07-48, Class SB, IO,
5.61s, 2037	430,216	26,938
IFB Ser. 05-3, Class SN, IO,
5.593s, 2035	47,546	3,458
IFB Ser. 04-88, Class SN, IO,
5.593s, 2034	283,009	25,693
IFB Ser. 07-17, Class AI, IO,
5.51s, 2037	1,222,322	92,515
IFB Ser. 04-41, Class SG, IO,
5.493s, 2034	45,101	2,500
IFB Ser. 08-2, Class SV, IO,
5.48s, 2038	212,874	15,022
IFB Ser. 07-9, Class AI, IO,
5.46s, 2037	494,004	32,167
IFB Ser. 08-40, Class SA, IO,
5.36s, 2038	103,847	7,295
IFB Ser. 07-17, Class IC, IO,
5.21s, 2037	665,639	48,467
IFB Ser. 07-25, Class KS, IO,
5.16s, 2037	88,078	7,076
IFB Ser. 07-21, Class S, IO,
5.16s, 2037	672,632	39,681
IFB Ser. 07-31, Class AI, IO,
5.14s, 2037	351,256	26,044

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Government National Mortgage Association
IFB Ser. 08-60, Class SH, IO,
5.11s, 2038	$144,635	$8,090
IFB Ser. 07-43, Class SC, IO,
5.06s, 2037	387,266	23,399
FRB Ser. 07-49, Class UF,
zero %, 2037	50,143	46,249
FRB Ser. 07-33, Class TB,
zero %, 2037	126,492	120,814
FRB Ser. 07-35, Class UF,
zero %, 2037	83,319	71,435
FRB Ser. 07-6, Class TD,
zero %, 2037	124,222	119,307
Greenpoint Mortgage Funding Trust
Ser. 05-AR1, Class X1, IO, 3.271s, 2045	681,676	15,764
Greenwich Capital Commercial
Funding Corp. Ser. 05-GG5,
Class XC, IO, 0.067s, 2037	24,699,543	106,208
Greenwich Capital Commercial
Funding Corp. 144A Ser. 07-GG9,
Class X, IO, 0.323s, 2039	4,297,036	45,119
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3,
5.799s, 2045	300,000	200,815
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	173,000	138,400
Ser. 06-GG8, Class X, IO,
0.666s, 2039	3,380,866	135,235
Ser. 04-C1, Class X1, IO,
0.478s, 2028	2,873,076	20,399
Ser. 03-C1, Class X1, IO,
0.237s, 2040	1,786,931	26,997
Ser. 05-GG4, Class XC, IO,
0.193s, 2039	13,981,388	315,979
Ser. 06-GG6, Class XC, IO,
0.046s, 2038	14,712,013	51,492
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4,
8 1/2s, 2035	33,933	30,773
Ser. 05-RP3, Class 1A3, 8s, 2035	114,320	101,966
Ser. 05-RP3, Class 1A2,
7 1/2s, 2035	92,053	81,252
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	109,560	106,677
Ser. 05-RP2, Class 1A2,
7 1/2s, 2035	119,982	115,568
IFB Ser. 04-4, Class 1AS, IO,
4.7s, 2034	5,814,314	377,930
GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1, 4.833s, 2035	221,774	146,371
HASCO NIM Trust 144A Ser. 05-OP1A,
Class A, 6 1/4s, 2035 (Cayman Islands)	43,745	875
HSI Asset Loan Obligation FRB
Ser. 07-AR1, Class 2A1, 6.129s, 2037	961,422	432,640

22

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

Principal amount		Value
IMPAC Secured Assets Corp. FRB
Ser. 07-2, Class 1A1A, 0.581s, 2037	$555,014	$375,263
IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1,
6.161s, 2037	33,402	14,363
FRB Ser. 07-AR9, Class 2A1,
5.921s, 2037	33,959	15,282
FRB Ser. 05-AR31, Class 3A1,
5.601s, 2036	1,134,046	601,045
FRB Ser. 07-AR11, Class 1A1,
5.584s, 2037	424,109	195,090
FRB Ser. 05-AR5, Class 4A1,
5.486s, 2035	27,914	13,574
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1,
6.067s, 2036	13,162	6,698
FRB Ser. 06-A1, Class 5A1,
5.939s, 2036	23,628	11,342
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	123,000	88,560
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	2,288,000	1,515,309
FRB Ser. 07-LD11, Class A3,
5.819s, 2049	375,000	223,491
Ser. 06-CB15, Class A4, 5.814s, 2043	575,000	455,741
Ser. 07-CB20, Class A4, 5.794s, 2051	171,000	121,518
Ser. 06-CB14, Class A4, 5.481s, 2044	636,000	482,669
Ser. 05-LDP2, Class AM, 4.78s, 2042	250,000	146,244
Ser. 06-LDP8, Class X, IO,
0.573s, 2045	4,492,488	89,465
Ser. 06-CB17, Class X, IO,
0.513s, 2043	5,039,380	105,323
Ser. 06-LDP9, Class X, IO,
0.455s, 2047	1,270,805	21,858
Ser. 07-LDPX, Class X, IO,
0.347s, 2049	7,188,378	88,417
Ser. 06-CB16, Class X1, IO,
0.092s, 2045	5,115,887	39,036
JPMorgan Chase Commercial
Mortgage Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	152,000	146,254
Ser. 03-ML1A, Class X1, IO,
0.572s, 2039	5,302,227	217,391
Ser. 05-CB12, Class X1, IO,
0.106s, 2037	7,293,659	48,868
Ser. 05-LDP3, Class X1, IO,
0.085s, 2042	10,876,043	57,643
Ser. 07-CB20, Class X1, IO,
0.074s, 2051	11,136,609	93,548
Ser. 06-LDP6, Class X1, IO,
0.062s, 2043	4,739,893	16,116
Ser. 05-LDP5, Class X1, IO,
0.061s, 2044	46,468,100	153,345
Ser. 06-CB14, Class X1, IO,
0.061s, 2044	7,604,884	20,533

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	$90,000	$72,383
Ser. 99-C1, Class G, 6.41s, 2031	97,000	43,999
Ser. 98-C4, Class G, 5.6s, 2035	84,000	75,603
Ser. 98-C4, Class H, 5.6s, 2035	143,000	26,109
LB-UBS Commercial Mortgage Trust
Ser. 04-C7, Class A6, 4.786s, 2029	242,000	194,590
Ser. 07-C2, Class XW, IO,
0.536s, 2040	1,559,861	30,148
LB-UBS Commercial
Mortgage Trust 144A
Ser. 06-C7, Class XW, IO,
0.718s, 2038	3,553,645	81,409
Ser. 03-C5, Class XCL, IO,
0.251s, 2037	2,059,653	28,701
Ser. 05-C3, Class XCL, IO,
0.207s, 2040	7,511,046	87,091
Ser. 05-C2, Class XCL, IO,
0.166s, 2040	29,925,721	180,784
Ser. 05-C7, Class XCL, IO,
0.143s, 2040	16,761,081	78,742
Ser. 05-C5, Class XCL, IO,
0.138s, 2020	9,299,073	69,667
Ser. 06-C7, Class XCL, IO,
0.117s, 2038	5,777,912	49,804
Ser. 06-C1, Class XCL, IO,
0.084s, 2041	13,902,545	80,130
Ser. 07-C2, Class XCL, IO,
0.076s, 2040	13,406,615	85,973
Lehman Brothers Floating Rate
Commercial Mortgage Trust 144A
FRB Ser. 04-LLFA, Class H,
2.145s, 2017	137,000	102,750
FRB Ser. 05-LLFA, Class J,
1.995s, 2018	57,000	42,750
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9,
38.093s, 2036	126,247	162,473
IFB Ser. 07-5, Class 4A3,
37.253s, 2037	251,126	267,449
IFB Ser. 07-5, Class 8A2, IO,
7.249s, 2036	756,015	61,614
Ser. 07-1, Class 3A2, IO,
6.779s, 2037	686,006	55,827
IFB Ser. 07-4, Class 3A2, IO,
6.729s, 2037	384,970	30,182
IFB Ser. 06-5, Class 2A2, IO,
6.679s, 2036	890,828	65,699
IFB Ser. 07-4, Class 2A2, IO,
6.199s, 2037	1,608,715	108,588
IFB Ser. 07-1, Class 2A3, IO,
6.159s, 2037	1,177,275	86,824
Ser. 06-9, Class 2A3, IO,
6.149s, 2036	1,340,576	104,032
IFB Ser. 06-9, Class 2A2, IO,
6.149s, 2037	975,497	73,789

23

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Lehman Mortgage Trust
IFB Ser. 06-7, Class 2A4, IO,
6.079s, 2036	$1,627,871	$115,945
IFB Ser. 06-7, Class 2A5, IO,
6.079s, 2036	1,529,722	108,941
IFB Ser. 07-5, Class 10A2, IO,
5.869s, 2037	785,517	54,986
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 5.64s, 2034	18,957	10,412
FRB Ser. 04-13, Class 3A6,
3.788s, 2034	461,000	363,909
Ser. 04-03, Class 4AX, IO,
0.376s, 2034	239,308	1,101
Ser. 05-2, Class 7AX, IO,
0.17s, 2035	670,315	1,676
MASTR Alternative Loans Trust
Ser. 06-3, Class 1A1, 6 1/4s, 2036	21,198	11,401
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	89,770	89,348
Ser. 05-1, Class 1A4, 7 1/2s, 2034	158,077	152,705
Merit Securities Corp. 144A FRB
Ser. 11PA, Class 3A1, 1.091s, 2027	418,661	269,624
Merrill Lynch Capital Funding Corp.
Ser. 06-4, Class XC, IO, 0.124s, 2049	10,642,190	76,494
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 1.695s, 2022	99,963	61,477
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E,
6.805s, 2030	82,000	76,985
FRB Ser. 05-A9, Class 3A1,
5.271s, 2035	675,400	499,796
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3,
5.829s, 2050	206,000	133,725
FRB Ser. 07-C1, Class A4,
5.829s, 2050	230,000	165,712
Ser. 05-MCP1, Class XC, IO,
0.122s, 2043	9,218,706	72,517
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO,
0.255s, 2039	1,085,735	15,290
Ser. 05-LC1, Class X, IO, 0.1s, 2044	4,909,932	23,572
Merrill Lynch/Countrywide
Commercial Mortgage Trust FRB
Ser. 07-8, Class A2, 5.92s, 2049	365,000	237,591
Merrill Lynch/Countrywide
Commercial Mortgage Trust 144A
Ser. 07-7, Class X, IO, 0.019s, 2050	25,109,854	45,823
Mezz Cap Commercial
Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.004s, 2040	313,654	38,797
Ser. 05-C3, Class X, IO, 5.555s, 2044	383,005	36,493
Ser. 06-C4, Class X, IO, 5.074s, 2016	1,085,747	118,031

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

	Principal amount	Value

Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.59s, 2043	$1,299,145	$31,218
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3,
6.28s, 2043	162,000	135,157
FRB Ser. 07-IQ14, Class AM,
5.691s, 2049	228,000	109,161
Ser. 05-HQ6, Class A4A,
4.989s, 2042	553,000	443,799
Ser. 04-HQ4, Class A7, 4.97s, 2040	286,000	241,241
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	220,000	22,000
Ser. 04-RR, Class F6, 6s, 2039	230,000	20,700
Ser. 05-HQ6, Class X1, IO,
0.115s, 2042	11,844,724	65,340
Ser. 05-HQ5, Class X1, IO,
0.093s, 2042	2,862,727	12,167
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 4.807s, 2035	537,875	290,452
Mortgage Capital Funding, Inc. FRB
Ser. 98-MC2, Class E, 7.094s, 2030	124,000	74,400
Nomura Asset Acceptance Corp.
Ser. 04-R3, Class PT, 7.379s, 2035	53,346	48,441
Nomura Asset Acceptance Corp. 144A
Ser. 04-R2, Class PT, 9.087s, 2034	45,755	42,858
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	490,000	431,200
Ser. 00-C1, Class J, 6 5/8s, 2010	146,000	42,032
Ser. 00-C2, Class J, 6.22s, 2033	127,000	80,010
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO,
6.219s, 2037	1,650,710	111,423
Ser. 07-A5, Class 2A3, 6s, 2037	380,540	209,297
Residential Funding Mortgage Securities I
Ser. 04-S5, Class 2A1, 4 1/2s, 2019	582,245	560,047
Saco I Trust FRB Ser. 05-10,
Class 1A1, 0.731s, 2033	147,547	52,379
Salomon Brothers Mortgage
Securities VII 144A Ser. 02-KEY2,
Class X1, IO, 0.66s, 2036	2,801,338	100,848
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018
(Cayman Islands)	100,000	73,000
Ser. 03-1A, Class M, 5s, 2018
(Cayman Islands)	62,000	34,100
Ser. 04-1A, Class L, 5s, 2018
(Cayman Islands)	41,000	22,960
Structured Adjustable
Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2,
6 1/4s, 2037	1,175,515	576,002
Ser. 04-8, Class 1A3, 5.339s, 2034	4,454	2,087
FRB Ser. 05-18, Class 6A1,
5.256s, 2035	270,357	170,325
Ser. 05-9, Class AX, IO, 1.462s, 2035	2,465,925	36,989

24

Putnam VT The George Putnam Fund of Boston

COLLATERALIZED MORTGAGE OBLIGATIONS (24.6%)* continued

Principal amount		Value

Structured Adjustable Rate
Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.821s, 2034	$81,066	$49,450
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO,
5.779s, 2037	6,121,194	413,181
Ser. 07-4, Class 1A4, IO, 1s, 2037	6,589,176	222,959
Structured Asset Securities Corp.
144A Ser. 07-RF1, Class 1A, IO,
4.386s, 2037	1,358,009	81,481
Wachovia Bank Commercial
Mortgage Trust
FRB Ser. 07-C33, Class A3,
5.902s, 2051	442,000	291,211
Ser. 07-C30, Class A3, 5.246s, 2043	719,000	537,411
Ser. 06-C28, Class XC, IO,
0.38s, 2048	2,210,849	28,365
Ser. 06-C29, IO, 0 3/8s, 2048	10,612,025	161,197
Ser. 07-C34, IO, 0.356s, 2046	2,939,715	45,948
Wachovia Bank Commercial Mortgage
Trust 144A
FRB Ser. 05-WL5A, Class L,
4.495s, 2018	100,000	60,000
Ser. 03-C3, Class IOI, IO,
0.416s, 2035	2,138,469	41,953
Ser. 07-C31, IO, 0.261s, 2047	12,140,214	126,744
Ser. 06-C27, Class XC, IO,
0.078s, 2045	5,843,533	28,750
Ser. 06-C23, Class XC, IO,
0.055s, 2045	8,338,703	24,849
Ser. 06-C26, Class XC, IO,
0.039s, 2045	3,281,933	6,039
WAMU Commercial
Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	30,000	5,838
Ser. 06-SL1, Class X, IO, 0.936s, 2043	878,574	22,342
Ser. 07-SL2, Class X, IO, 0.851s, 2049	1,984,475	45,008
WAMU Mortgage Pass-Through
Certificates FRB Ser. 04-AR1,
Class A, 4.229s, 2034	33,565	23,495
Washington Mutual Mortgage
Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037	96,021	10,082
Washington Mutual Multi-Fam.,
Mtge. 144A Ser. 01-1, Class B5,
7.189s, 2031 (Cayman Islands)	186,000	130,995
Wells Fargo Mortgage
Backed Securities Trust
Ser. 06-AR10, Class 3A1, 4.818s, 2036	306,277	162,853
Ser. 05-AR2, Class 2A1, 4.552s, 2035	162,090	115,123
Ser. 05-AR9, Class 1A2, 4.425s, 2035	125,508	43,928
Ser. 04-R, Class 2A1, 4.368s, 2034	155,613	119,208
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	6,075,000	8,554

Total collateralized mortgage obligations
(cost $56,569,891)		$53,061,211

CORPORATE BONDS AND NOTES (10.1%)*

Principal amount		Value

Basic materials (0.4%)
Domtar Corp. company guaranty
Ser. *, 7 7/8s, 2011 (Canada)	$40,000	$34,000
Dow Chemical Co. (The) Pass
Through Trust 144A company
guaranty 4.027s, 2009	223,000	219,269
Freeport-McMoRan Copper &
Gold, Inc. sr. sec. notes 6 7/8s, 2014	70,000	63,000
Freeport-McMoRan Copper &
Gold, Inc. sr. unsec. notes 8 3/8s, 2017	19,000	15,628
Georgia-Pacific Corp. debs. 9 1/2s, 2011	72,000	68,040
Georgia-Pacific Corp. notes 8 1/8s, 2011	85,000	79,900
Hanson PLC company guaranty 6 1/8s,
2016 (United Kingdom)	20,000	6,965
International Paper Co. bonds 7.95s, 2018	95,000	75,084
International Paper Co. bonds 7.4s, 2014	35,000	27,070
Monsanto Co. company guaranty
sr. unsec. notes 5 7/8s, 2038	65,000	69,710
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016	17,000	13,600
Packaging Corp. of America unsec.
unsub. notes 5 3/4s, 2013	40,000	35,404
PPG Industries, Inc. sr. unsec.
unsub. notes 6.65s, 2018	20,000	19,718
Sealed Air Corp. 144A notes 5 5/8s, 2013	25,000	20,658
Steel Dynamics, Inc. company guaranty
sr. unsec. unsub. notes 7 3/8s, 2012	5,000	3,650
Steel Dynamics, Inc. company guaranty
sr. unsec. unsub. notes 6 3/4s, 2015	70,000	48,300
Westvaco Corp. unsec.
notes 7 1/2s, 2027	22,000	19,916
Xstrata Finance Canada, Ltd. 144A
company guaranty 5.8s, 2016 (Canada)	95,000	59,972
		879,884

Capital goods (0.5%)
Caterpillar Financial Services Corp.
sr. unsec. notes 4.85s, 2012	105,000	99,623
Caterpillar Financial Services Corp.
sr. unsec. notes Ser. MTN, 5.85s, 2017	51,000	49,924
Caterpillar Financial Services Corp.
sr. unsec. notes Ser. MTN, 5.45s, 2018	50,000	46,814
Eaton Corp. notes 5.6s, 2018	20,000	19,184
John Deere Capital Corp. sr. unsec.
notes Ser. MTN, 5.35s, 2018	45,000	42,708
L-3 Communications Corp. company
guaranty Ser. B, 6 3/8s, 2015	80,000	74,800
L-3 Communications Corp.
sr. sub. notes 5 7/8s, 2015	65,000	58,500
Legrand SA unsec.
unsub. debs. 8 1/2s, 2025 (France)	104,000	90,972
Parker Hannifin Corp. sr. unsec.
unsub. notes 6 1/4s, 2038	125,000	123,333
Pitney Bowes, Inc. sr. unsec.
notes 5.6s, 2018	15,000	14,871

25

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (10.1%)* continued

Principal amount		Value

Capital goods continued
Rexam PLC 144A bond 6 3/4s, 2013
(United Kingdom)	$380,000	$370,169
United Technologies Corp.
sr. unsec. notes 6 1/8s, 2038	65,000	70,689
United Technologies Corp.
sr. unsec. notes 5 3/8s, 2017	42,000	43,041
		1,104,628

Communication services (1.0%)
ALLTEL Corp. sr. notes 7s, 2012	75,000	74,625
American Tower Corp. 144A
sr. notes 7s, 2017	40,000	35,600
Ameritech Capital Funding company
guaranty 6 1/4s, 2009	65,000	65,757
AT&T Wireless Services, Inc.
sr. notes 8 3/4s, 2031	40,000	50,003
AT&T Wireless Services, Inc.
sr. notes 7 7/8s, 2011	355,000	367,511
AT&T, Inc. sr. unsec.
unsub. bonds 5 1/2s, 2018	15,000	15,159
AT&T, Inc. sr. unsec.
unsub. notes 4.95s, 2013	37,000	37,278
Bellsouth Capital Funding unsec.
notes 7 7/8s, 2030	42,000	46,081
CenturyTel, Inc. sr. unsec.
notes 5 1/2s, 2013	10,000	7,800
Comcast Cable Communications company
guaranty sr. unsub. notes 8 7/8s, 2017	105,000	112,125
Comcast Corp. company
guaranty sr. unsec.
unsub. notes 6.95s, 2037	20,000	21,061
Cox Communications, Inc.
notes 7 1/8s, 2012	145,000	138,767
Cox Communications, Inc. 144A
notes 5 7/8s, 2016	34,000	29,681
France Telecom notes 8 1/2s, 2031 (France)	50,000	62,775
Rogers Wireless, Inc. sec.
notes 6 3/8s, 2014 (Canada)	27,000	25,666
Southwestern Bell Telephone
debs. 7s, 2027	45,000	39,605
TCI Communications, Inc. company
guaranty 7 7/8s, 2026	177,000	183,664
TCI Communications, Inc.
debs. 9.8s, 2012	24,000	25,301
TCI Communications, Inc.
debs. 7 7/8s, 2013	200,000	205,643
Telecom Italia Capital SA company
guaranty 5 1/4s, 2015 (Luxembourg)	50,000	38,063
Telecom Italia Capital SA company
guaranty 5 1/4s, 2013 (Luxembourg)	55,000	41,938
Telecom Italia Capital SA company
guaranty 4s, 2010 (Luxembourg)	15,000	13,736
Telecom Italia Capital SA company
guaranty sr. unsec. notes FRN
5.113s, 2011 (Luxembourg)	60,000	45,145

CORPORATE BONDS AND NOTES (10.1%)* continued

	Principal amount	Value

Communication services continued
Telefonica Emisones SAU company
guaranty 6.221s, 2017 (Spain)	$55,000	$54,186
Telefonica Europe BV company
guaranty 8 1/4s, 2030 (Netherlands)	30,000	35,132
Verizon Communications, Inc.
sr. unsec. unsub. notes 8 3/4s, 2018	60,000	71,231
Verizon New Jersey, Inc. debs. 8s, 2022	110,000	104,069
Verizon Pennsylvania, Inc.
debs. 8.35s, 2030	135,000	131,851
Verizon Virginia, Inc.
debs. Ser. A, 4 5/8s, 2013	50,000	45,251
Verizon Wireless, Inc. 144A
sr. unsec. unsub. notes 8 1/2s, 2018	50,000	57,675
Vodafone Group PLC unsec.
notes 6.15s, 2037 (United Kingdom)	50,000	49,422
		2,231,801

Conglomerates (0.1%)
Honeywell International, Inc.
sr. unsec. notes 5.3s, 2018	60,000	60,954
Siemens Financieringsmaatschappij
144A notes 5 3/4s, 2016 (Netherlands)	100,000	99,990
		160,944

Consumer cyclicals (0.7%)
DaimlerChrysler NA Holding Corp.
company guaranty 6 1/2s, 2013	155,000	120,902
DaimlerChrysler NA Holding Corp.
company guaranty unsec. unsub.
notes Ser. MTN, 5 3/4s, 2011	59,000	49,828
Federated Department Stores, Inc.
company guaranty sr. unsec.
notes 6 5/8s, 2011	5,000	4,035
JC Penney Co., Inc. debs. 7.65s, 2016	10,000	7,841
JC Penney Co., Inc. notes 6 7/8s, 2015	130,000	103,531
Marriott International, Inc.
sr. unsec. Ser. J, 5 5/8s, 2013	20,000	15,142
Mattel, Inc. sr. unsec.
notes 5 5/8s, 2013	40,000	35,322
MGM Mirage, Inc. company
guaranty 8 1/2s, 2010	15,000	12,600
Mohawk Industries, Inc. sr. unsec.
notes 6 1/8s, 2016	30,000	22,725
News America Holdings, Inc.
company guaranty 7 3/4s, 2024	135,000	135,374
News America Holdings, Inc.
debs. 7 3/4s, 2045	100,000	97,585
Omnicom Group, Inc.
sr. notes 5.9s, 2016	90,000	73,083
Starwood Hotels & Resorts
Worldwide, Inc. company
guaranty 7 7/8s, 2012	85,000	63,325
Starwood Hotels & Resorts
Worldwide, Inc. sr. unsec. notes
6 1/4s, 2013	49,000	33,810

26

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (10.1%)* continued

Principal amount		Value

Consumer cyclicals continued
Target Corp. bonds 6 1/2s, 2037	$230,000	$197,494
Time Warner Cable, Inc. company
guaranty sr. notes 7.3s, 2038	90,000	94,386
Time Warner Entertainment Co., LP
debs. 8 3/8s, 2023	20,000	20,141
Time Warner, Inc. debs. 9.15s, 2023	85,000	90,653
Time Warner, Inc. debs. 9 1/8s, 2013	150,000	148,651
Vulcan Materials Co. sr. unsec.
unsub. notes 5.6s, 2012	110,000	95,093
		1,421,521

Consumer staples (0.8%)
Altria Group, Inc. company guaranty
sr. unsec. unsub. notes 8 1/2s, 2013	35,000	36,621
Anheuser-Busch Cos., Inc.
sr. unsec. notes 5.6s, 2017	25,000	23,114
Cadbury Schweppes US Finance LLC
144A company guaranty sr. unsec.
notes 5 1/8s, 2013	30,000	28,164
Campbell Soup Co. debs. 8 7/8s, 2021	110,000	140,370
CVS Caremark, Corp. sr. unsec. FRN
6.302s, 2037	117,000	59,670
CVS Caremark, Corp. 144A
pass-through certificates 6.117s, 2013	64,501	60,926
Delhaize Group sr. unsub. notes
6 1/2s, 2017 (Belgium)	75,000	68,100
Diageo Capital PLC company
guaranty 5 3/4s, 2017 (United Kingdom)	10,000	9,676
Diageo Capital PLC company
guaranty 5.2s, 2013 (United Kingdom)	5,000	4,920
Diageo PLC company guaranty 8s, 2022	230,000	252,613
Estee Lauder Cos., Inc. (The)
sr. unsec. notes 6s, 2037	140,000	119,791
Estee Lauder Cos., Inc. (The)
sr. unsec. notes 5.55s, 2017	35,000	32,305
Kellogg Co. sr. unsub. 5 1/8s, 2012	20,000	20,423
Kraft Foods, Inc. notes 6 1/8s, 2018	110,000	109,487
Kroger Co. company guaranty 6 3/4s, 2012	60,000	60,561
Kroger Co. company guaranty 6.4s, 2017	55,000	55,465
McDonald’s Corp. sr. unsec.
Ser. MTN, 6.3s, 2038	75,000	82,719
McDonald’s Corp. sr. unsec. bond 6.3s, 2037	115,000	126,254
McDonald’s Corp. sr. unsec. bond 5.8s, 2017	60,000	63,998
Newell Rubbermaid, Inc. sr. unsec.
notes 5 1/2s, 2013	20,000	17,525
Reynolds American, Inc. company
guaranty 7 1/4s, 2013	85,000	76,297
SABMiller PLC 144A notes 6 1/2s,
2018 (United Kingdom)	70,000	63,220
Sara Lee Corp. sr. unsec.
unsub. notes 6 1/4s, 2011	110,000	108,894
Yum! Brands, Inc. sr. unsec. unsub.
6 1/4s, 2018	115,000	99,232
		1,720,345

CORPORATE BONDS AND NOTES (10.1%)* continued

	Principal amount	Value

Energy (0.5%)
Amerada Hess Corp. unsub
notes 6.65s, 2011	$25,000	$24,990
Anadarko Petroleum Corp.
sr. notes 5.95s, 2016	88,000	77,176
Chesapeake Energy Corp. sr. unsec.
notes 7 5/8s, 2013	140,000	120,400
ConocoPhillips company
guaranty sr. unsec. bond 5.9s, 2038	15,000	14,956
ConocoPhillips company
guaranty sr. unsec. notes 5.2s, 2018	10,000	9,912
El Paso Natural Gas Co. sr. unsec.
notes 5.95s, 2017	15,000	11,919
Enterprise Products Operating LP
company guaranty FRB 8 3/8s, 2066	135,000	74,250
Enterprise Products Operating LP
company guaranty FRB 7.034s, 2068	25,000	11,750
Enterprise Products Operating, LLC
company guaranty sr. notes 6 1/2s, 2019	15,000	12,620
EOG Resources, Inc. sr. unsec.
notes 5 7/8s, 2017	85,000	86,291
Forest Oil Corp. sr. notes 8s, 2011	80,000	73,000
Motiva Enterprises, LLC 144A
sr. notes 5.2s, 2012	30,000	31,839
Newfield Exploration Co.
sr. sub. notes 6 5/8s, 2016	90,000	71,550
Nexen, Inc. unsec.
unsub. notes 6.4s, 2037 (Canada)	75,000	58,686
Peabody Energy Corp.
sr. notes 5 7/8s, 2016	110,000	93,500
Premcor Refining Group, Inc.
sr. notes 7 1/2s, 2015	54,000	48,622
Sunoco, Inc. notes 4 7/8s, 2014	75,000	63,083
Tesoro Corp. company
guaranty 6 1/2s, 2017	30,000	16,463
Weatherford International, Inc.
company guaranty sr. unsec.
unsub. bonds 6.8s, 2037	30,000	23,043
Weatherford International, Inc.
company guaranty sr. unsec.
unsub. bonds 6.35s, 2017	35,000	29,870
Weatherford International, Ltd.
company guaranty 6 1/2s, 2036	115,000	86,326
Weatherford International, Ltd.
sr. notes 5 1/2s, 2016	65,000	55,875
XTO Energy, Inc. sr. unsec.
notes 6 3/4s, 2037	30,000	28,097
XTO Energy, Inc. sr. unsec.
unsub. notes 6 1/2s, 2018	25,000	24,201
		1,148,419

Financials (3.0%)
AGFC Capital Trust I company
guaranty 6s, 2067	100,000	20,000
Allstate Life Global Funding
Trusts notes Ser. MTN, 5 3/8s, 2013	62,000	61,033

27

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (10.1%)* continued

Principal amount		Value

Financials continued
American International Group, Inc.
jr. sub. bond 6 1/4s, 2037	$280,000	$105,000
Amvescap PLC company
guaranty 5 5/8s, 2012	70,000	70,592
Bank of New York Mellon Corp. (The)
sr. unsec. unsub. notes Ser. G, 4.95s, 2012	75,000	76,145
BankAmerica Capital III bank guaranty jr.
unsec. FRN Ser. *, 5.323s, 2027	193,000	102,337
Barclays Bank PLC 144A sub. bonds
FRB 7.7s, 2049 (United Kingdom)	150,000	99,800
Bear Stearns Cos., Inc. (The)
notes Ser. MTN, 6.95s, 2012	45,000	46,736
Bear Stearns Cos., Inc. (The)
sr. notes 6.4s, 2017	205,000	213,073
Bear Stearns Cos., Inc. (The)
sr. unsec. notes 7 1/4s, 2018	44,000	48,218
Block Financial Corp.
notes 5 1/8s, 2014	25,000	20,335
Bosphorus Financial Services, Ltd.
144A sec. sr. notes FRN 3.949s,
2012 (Cayman Islands)	324,188	275,962
Capital One Capital III company
guaranty 7.686s, 2036	41,000	18,724
Capital One Financial Corp.
sr. unsec. unsub. notes FRN
Ser. MTN, 2.469s, 2009	30,000	28,560
Chubb Corp. (The) sr. notes 6 1/2s, 2038	100,000	95,466
Chubb Corp. (The) sr. notes 5 3/4s, 2018	50,000	48,008
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	267,000	80,100
CIT Group, Inc. sr. notes 5.4s, 2013	20,000	15,105
CIT Group, Inc. sr. notes 5s, 2015	15,000	10,560
CIT Group, Inc. sr. notes 5s, 2014	15,000	10,902
Citigroup, Inc. sr. notes 6 1/2s, 2013	150,000	151,363
Citigroup, Inc. sr. unsec. bonds 6 7/8s, 2038	87,000	100,473
Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	49,000	49,545
Citigroup, Inc. sub. notes 5s, 2014	40,000	35,183
CNA Financial Corp. unsec.
notes 6 1/2s, 2016	135,000	95,602
CNA Financial Corp. unsec. notes 6s, 2011	100,000	82,712
Credit Suisse Guernsey Ltd. jr.
sub. FRN 5.86s, 2049 (Guernsey)	46,000	21,470
Deutsche Bank AG/London
notes 4 7/8s, 2013 (Germany)	70,000	68,725
Deutsche Bank Capital Funding
Trust VII 144A FRB 5.628s, 2049	40,000	17,094
Dresdner Funding Trust I 144A
bonds 8.151s, 2031	190,000	75,238
Duke Realty LP sr. unsec. notes 6 1/2s, 2018	15,000	6,695
Equity One, Inc. notes 5 3/8s, 2015 (R)	90,000	58,650
Erac USA Finance Co. 144A company
guaranty 6 3/8s, 2017	27,000	18,738
Fleet Capital Trust V bank
guaranty FRN 2.848s, 2028	114,000	80,660

CORPORATE BONDS AND NOTES (10.1%)* continued

	Principal amount	Value

Financials continued
Fund American Cos., Inc.
notes 5 7/8s, 2013	$36,000	$26,403
GATX Financial Corp. notes 5.8s, 2016	80,000	64,063
General Electric Capital Corp.
sr. unsec. notes 5 7/8s, 2038	63,000	61,668
General Electric Capital Corp.
sub. notes FRN 6 3/8s, 2067	45,000	28,286
Genworth Financial, Inc.
sr. unsec. Ser. MTN, 6.515s, 2018	25,000	8,344
Genworth Life Institutional Funding
Trust notes Ser. MTN, 5 7/8s, 2013	41,000	26,072
GMAC, LLC sr. unsec.
unsub. notes FRN 3.399s, 2009	192,000	183,360
Goldman Sachs Group, Inc. (The)
sr. notes 5.45s, 2012	40,000	38,177
Hartford Financial Services Group, Inc.
(The) jr. sub. debs. FRB 8 1/8s, 2068	55,000	25,467
Health Care Property Investors, Inc.
sr. unsec. notes 6s, 2017	39,000	18,796
Health Care REIT, Inc.
sr. notes 6s, 2013 (R)	55,000	37,316
Highwood Properties, Inc.
sr. unsec. bonds 5.85s, 2017 (R)	135,000	83,510
Hospitality Properties Trust
notes 6 3/4s, 2013 (R)	105,000	64,990
HRPT Properties Trust
notes 6 1/4s, 2016 (R)	80,000	42,612
HSBC Finance Capital Trust IX FRN
5.911s, 2035	300,000	125,521
HSBC Holdings PLC sub. notes
6 1/2s, 2037 (United Kingdom)	170,000	172,649
ILFC E-Capital Trust II 144A FRB
6 1/4s, 2065	140,000	62,300
International Lease Finance Corp.
sr. unsec. 6 3/8s, 2013	25,000	17,500
International Lease Finance Corp.
sr. unsec. Ser. MTN, 6 5/8s, 2013	10,000	6,775
iStar Financial, Inc. sr. unsec.
notes Ser. B, 4 7/8s, 2009 (R)	30,000	27,225
JPMorgan Chase & Co. sr. notes 6s, 2018	75,000	79,164
JPMorgan Chase Capital XVIII
bonds Ser. R, 6.95s, 2036	18,000	15,167
JPMorgan Chase Capital XXV
bonds 6.8s, 2037	280,000	257,988
Liberty Mutual Group 144A company
guaranty FRB 10 3/4s, 2058	92,000	45,193
Liberty Mutual Insurance 144A
notes 7.697s, 2097	300,000	199,328
Marsh & McLennan Cos., Inc.
sr. unsec. notes 6 1/4s, 2012	210,000	198,149
Marsh & McLennan Cos., Inc.
sr. unsec. notes 5 3/8s, 2014	125,000	110,897
Merrill Lynch & Co., Inc. jr.
sub. bonds 7 3/4s, 2038	295,000	324,996

28

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (10.1%)* continued

Principal amount		Value

Financials continued
Merrill Lynch & Co., Inc.
notes FRN Ser. MTN, 3.735s, 2011	$110,000	$97,413
MetLife Capital Trust IV jr.
sub. debs. 7 7/8s, 2067	300,000	188,209
MetLife, Inc. sr. unsec.
notes Ser. A, 6.817s, 2018	35,000	33,334
Monumental Global Funding, Ltd.
144A notes 5 1/2s, 2013
(Cayman Islands)	45,000	42,453
Nationwide Financial
Services, Inc. notes 5 5/8s, 2015	50,000	42,397
Nationwide Health Properties, Inc.
notes 6 1/2s, 2011 (R)	90,000	81,695
Nationwide Health Properties, Inc.
unsec. notes 6 1/4s, 2013 (R)	35,000	27,757
Nationwide Mutual Insurance Co.
144A notes 8 1/4s, 2031	60,000	37,910
Nuveen Investments, Inc.
sr. unsec. notes 5 1/2s, 2015	70,000	10,588
OneAmerica Financial Partners, Inc.
144A bonds 7s, 2033	41,000	37,924
Prudential Financial, Inc. jr.
unsec. sub. notes FRN 8 7/8s, 2038	10,000	6,419
Prudential Holdings LLC 144A
bonds 8.695s, 2023	210,000	202,375
Regency Centers LP sr. unsec. 5 7/8s, 2017	85,000	53,831
Rouse Co. (The) notes 7.2s, 2012 (R)	85,000	29,538
Royal Bank of Scotland Group PLC jr. sub.
notes FRN Ser. MTN, 7.64s, 2049
(United Kingdom)	100,000	40,000
Simon Property Group LP
unsub. bonds 5 3/4s, 2015 (R)	50,000	32,660
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	47,000	40,790
Sovereign Bancorp, Inc.
sr. notes 4.8s, 2010	100,000	89,699
State Street Capital Trust IV
company guaranty jr. unsec.
sub. bond FRB 2.996s, 2037	120,000	50,506
Wachovia Bank NA
sub. notes Ser. BKNT, 6s, 2017	295,000	284,771
Wells Fargo & Co.
sr. notes 4 3/8s, 2013	140,000	137,090
Wells Fargo Capital XV jr. sub. unsec.
company guaranty FRN 9 3/4s, 2049	55,000	56,100
Westfield Group sr. notes 5.7s,
2016 (Australia)	115,000	76,815
Westpac Capital Trust III 144A
sub. notes FRN 5.819s, 2049 (Australia)	140,000	71,156
		6,432,150

Health care (0.2%)
Aetna, Inc. sr. unsec.
unsub. notes 6 3/4s, 2037	48,000	40,436
AmerisourceBergen Corp. company
guaranty sr. unsec. notes 5 5/8s, 2012	80,000	74,905

CORPORATE BONDS AND NOTES (10.1%)* continued

Principal amount		Value

Health care continued
AstraZeneca PLC sr. unsub. notes
5.9s, 2017 (United Kingdom)	$59,000	$62,701
Cardinal Health, Inc. sr. unsec.
unsub. notes 5 1/2s, 2013	40,000	37,897
GlaxoSmith Kline Capital Inc, company
guaranty sr. notes 5.65s, 2018	59,000	61,969
Hospira, Inc. sr. notes 5.55s, 2012	60,000	56,848
UnitedHealth Group, Inc.
sr. unsec. notes 5.8s, 2036	30,000	22,465
UnitedHealth Group, Inc.
sr. unsec. notes 5 1/2s, 2012	95,000	86,572
Ventas Realty LP/Capital Corp.
sr. notes 6 3/4s, 2017 (R)	60,000	45,600
		489,393

Technology (0.6%)
Arrow Electronics, Inc. debs. 7 1/2s, 2027	105,000	81,969
Avnet, Inc. notes 6s, 2015	105,000	80,402
Computer Sciences Corp. sr. unsec.
unsub. notes 5s, 2013	10,000	8,806
Expedia, Inc. sr. unsec. notes company
guaranty 7.456s, 2018	15,000	10,800
Fiserv, Inc. sr. unsec. unsub. notes
company guaranty 6.8s, 2017	100,000	88,575
Fiserv, Inc. sr. unsec. unsub. notes
company guaranty 6 1/8s, 2012	100,000	93,954
IBM Corp. sr. unsec. notes 5.7s, 2017	245,000	259,968
Lexmark International Inc,
sr. unsec. notes 5.9s, 2013	285,000	224,672
Motorola, Inc. sr. notes 8s, 2011	25,000	20,862
Motorola, Inc. sr. unsec. notes 6s, 2017	70,000	37,746
Tyco Electronics Group SA company
guaranty 6.55s, 2017 (Luxembourg)	20,000	16,808
Tyco Electronics Group SA
sr. unsec. notes company
guaranty 6s, 2012 (Luxembourg)	38,000	34,280
Xerox Corp. sr. notes 6.4s, 2016	145,000	113,100
Xerox Corp. sr. unsec.
notes 6.35s, 2018	100,000	78,209
Xerox Corp. sr. unsec.
notes 5 1/2s, 2012	80,000	67,044
		1,217,195

Transportation (0.3%)
American Airlines, Inc. pass-through
certificates Ser. 01-1, 6.817s, 2011	5,000	3,500
Burlington Northern Santa Fe Corp.
sr. unsec. notes 7s, 2014	35,000	36,835
Canadian National Railway Co. sr. unsec.
unsub. notes 5.55s, 2018 (Canada)	80,000	79,878
Continental Airlines, Inc. pass-through
certificates Ser. 97-4A, 6.9s, 2018	3,114	2,437
Continental Airlines, Inc. pass-through
certificates Ser. 98-1A, 6.648s, 2017	59,502	45,371

29

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (10.1%)* continued

	Principal amount	Value

Transportation continued
Northwest Airlines Corp. pass-through
certificates Ser. 00-1, 7.15s, 2019	$199,440	$127,642
Ryder System, Inc. sr. unsec.
unsub. notes Ser. MTN, 6s, 2013	40,000	32,772
Southwest Airlines Co. pass-through
certificates 6.15s, 2022	116,009	90,519
Southwest Airlines Co. sr. unsec.
unsub. notes 6 1/2s, 2012	5,000	4,680
Union Pacific Corp. sr. unsec.
bond 5.7s, 2018	50,000	48,852
Union Pacific Corp. sr. unsec.
notes 7 7/8s, 2019	60,000	68,011
Union Pacific Corp.
sr. unsub. notes 5 3/4s, 2017	140,000	132,749
		673,246

Utilities and power (2.0%)
AEP Texas North Co.
sr. notes Ser. B, 5 1/2s, 2013	60,000	57,428
Appalachian Power Co.
sr. notes 5.8s, 2035	55,000	45,425
Atmos Energy Corp.
sr. unsub. notes 6.35s, 2017	120,000	106,322
Beaver Valley II Funding debs. 9s, 2017	49,000	45,937
Boardwalk Pipelines LP company
guaranty 5 7/8s, 2016	120,000	99,315
Bruce Mansfield Unit pass-through
certificates 6.85s, 2034	144,000	114,800
CMS Energy Corp.
unsub. notes 6.55s, 2017	5,000	4,000
Commonwealth Edison Co. 1st mtge.
6.15s, 2017	30,000	28,213
Commonwealth Edison Co. 1st mtge.
5.9s, 2036	39,000	32,433
Commonwealth Edison Co. 1st mtge.
sec. bonds 5.8s, 2018	215,000	194,319
Consolidated Natural Gas Co.
sr. notes 5s, 2014	70,000	64,272
Consumers Energy Co. 1st mtge.
sec. bonds 5.65s, 2018	227,000	208,256
Dayton Power & Light Co. (The) 1st
mtge. 5 1/8s, 2013	89,000	90,405
Dominion Resources, Inc. jr.
sub. notes FRN 6.3s, 2066	243,000	109,350
Dominion Resources, Inc.
sr. unsec. notes 6.4s, 2018	40,000	39,168
Dominion Resources, Inc. sr. unsec.
unsub. notes Ser. 07-A, 6s, 2017	90,000	86,402
Duke Energy Carolinas LLC 1st
mtge. sec. bond 6.05s, 2038	80,000	80,313
Duke Energy Corp. sr. unsec.
notes 6 1/4s, 2018	54,000	50,782
E.ON International Finance BV 144A
notes 5.8s, 2018 (Netherlands)	160,000	149,596

CORPORATE BONDS AND NOTES (10.1%)* continued

Principal amount		Value

Utilities and power continued
Entergy Gulf States, Inc. 1st
mtge. 5 1/4s, 2015	$135,000	$115,205
Florida Power Corp. 1st mtge.
6.35s, 2037	135,000	149,629
Florida Power Corp. 1st mtge. sec.
bond 6.4s, 2038	59,000	65,888
Indianapolis Power & Light 144A
1st mtge. 6.3s, 2013	60,000	61,652
Indiantown Cogeneration LP 1st
mtge. Ser. A-10, 9.77s, 2020	100,000	79,218
Ipalco Enterprises, Inc. 144A
sr. sec. notes 7 1/4s, 2016	20,000	16,400
ITC Holdings Corp. 144A
notes 5 7/8s, 2016	36,000	34,330
ITC Holdings Corp. 144A sr. unsec.
notes 6.05s, 2018	40,000	35,081
Kansas Gas & Electric
bonds 5.647s, 2021	51,473	46,005
Kinder Morgan, Inc. notes 6s, 2017	70,000	60,375
Kinder Morgan, Inc.
sr. notes 6 1/2s, 2012	77,000	64,873
Nevada Power Co. general ref.
mtge. Ser. L, 5 7/8s, 2015	95,000	90,938
Northwestern Corp. sec.
notes 5 7/8s, 2014	36,000	33,198
Oncor Electric Delivery Co.
debs. 7s, 2022	82,000	76,621
Pacific Gas & Electric Co.
sr. unsec. notes 6.35s, 2038	45,000	50,021
Pacific Gas & Electric Co.
sr. unsub. 5.8s, 2037	105,000	107,639
Potomac Edison Co. 144A 1st mtge.
5.8s, 2016	37,000	32,846
Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	78,975	77,362
Public Service Co. of Colorado 1st
mtge. sec. bond 6 1/2s, 2038	50,000	53,290
Public Service Co. of Colorado
sr. notes Ser. A, 6 7/8s, 2009	60,000	60,308
Puget Sound Energy, Inc. jr.
sub. FRN Ser. A, 6.974s, 2067	39,000	17,940
Rockies Express Pipeline, LLC 144A
sr. notes 7 1/2s, 2038	27,000	23,651
Sierra Pacific Power Co. general
ref. mtge. Ser. P, 6 3/4s, 2037	100,000	89,231
Southern California Edison Co. 1st
mtge. Ser. 06-E, 5.55s, 2037	115,000	121,130
Southern California Edison Co.
notes 6.65s, 2029	135,000	143,759
Southern Natural Gas. Co. 144A
notes 5.9s, 2017	60,000	45,906
Spectra Energy Capital, LLC company
guaranty sr. unsec. unsub. notes 6.2s, 2018	80,000	69,420
Spectra Energy Capital, LLC sr. notes 8s, 2019	100,000	95,645

30

Putnam VT The George Putnam Fund of Boston

CORPORATE BONDS AND NOTES (10.1%)* continued

Principal amount		Value

Utilities and power continued
Spectra Energy Capital, LLC
sr. unsec. unsub. notes 5.668s, 2014	$40,000	$35,084
Teco Finance, Inc. company guaranty
sr. unsec. unsub. notes 7.2s, 2011	150,000	140,634
TEPPCO Partners LP company
guaranty FRB 7s, 2067	80,000	42,855
TransAlta Corp. notes 5 3/4s,
2013 (Canada)	95,000	78,295
TransAlta Corp. sr. unsec.
notes 6.65s, 2018 (Canada)	124,000	110,110
TransCanada Pipelines, Ltd. jr.
sub. FRN 6.35s, 2067 (Canada)	70,000	31,290
TransCanada Pipelines, Ltd. sr. unsec.
unsub. notes 6 1/2s, 2018 (Canada)	35,000	34,151
Union Electric Co. 1st mtge.
sr. sec. bond 6.7s, 2019	125,000	116,114
Westar Energy, Inc. 1st mtge.
5.15s, 2017	15,000	13,240
Westar Energy, Inc. 1st mtge.
5.1s, 2020	110,000	92,877
		4,218,947

Total corporate bonds and notes (cost $25,804,204)		$21,698,473

ASSET-BACKED SECURITIES (6.1%)*

Principal amount		Value

Accredited Mortgage Loan Trust FRB
Ser. 05-1, Class M2, 1.161s, 2035	$36,903	$6,274
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C,
0.621s, 2036	99,000	48,510
FRB Ser. 06-HE3, Class A2C,
0.621s, 2036	134,000	46,739
Ace Securities Corp. 144A
Ser. 03-MH1, Class M2, 6 1/2s, 2030	64,049	36,408
Advanta Business Card Master Trust
FRB Ser. 04-C1, Class C, 1.558s, 2013	217,000	88,200
Aegis Asset Backed Securities
Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035	7,867	1
AFC Home Equity Loan Trust
Ser. 99-2, Class 1A, 0.881s, 2029	215,369	87,285
American Express Credit Account
Master Trust 144A Ser. 04-C,
Class C, 1.695s, 2012	53,797	46,391
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10,
2.971s, 2036	157,000	2,795
FRB Ser. 03-8, Class M2, 2.221s, 2033	66,424	3,985
Arcap REIT, Inc. 144A Ser. 04-1A,
Class E, 6.42s, 2039	137,110	41,133
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.741s, 2033	7,642	153
FRB Ser. 06-W4, Class A2C, 0.631s, 2036	239,000	105,160

ASSET-BACKED SECURITIES (6.1%)* continued

	Principal amount	Value

Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2,
1.471s, 2033	$65,227	$30,005
FRB Ser. 05-WMC1, Class M1,
0.911s, 2035	108,000	65,880
Asset Backed Funding Corp. NIM
Trust 144A FRB Ser. 05-OPT1,
Class B1, 2.971s, 2035	11,106	52
Asset Backed Securities Corp. Home
Equity Loan Trust
FRB Ser. 06-HE2, Class A3,
0.661s, 2036	42,878	25,899
FRB Ser. 06-HE4, Class A5,
0.631s, 2036	166,350	96,483
FRB Ser. 06-HE7, Class A4,
0.611s, 2036	70,000	26,717
Aviation Capital Group Trust 144A
FRB Ser. 03-2A, Class G1, 1.208s, 2033	87,772	21,943
BankAmerica Manufactured Housing
Contract Trust Ser. 97-2, Class M,
6.9s, 2028	112,000	89,600
Bay View Auto Trust Ser. 05-LJ2,
Class D, 5.27s, 2014	114,000	105,379
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.471s, 2039	588,688	412,611
FRB Ser. 04-D, Class A, 0.861s, 2044	126,271	104,365
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M,
1.821s, 2038	54,037	32,963
FRB Ser. 03-SSRA, Class A,
1.171s, 2038	54,037	37,826
FRB Ser. 04-SSRA, Class A1,
1.071s, 2039	113,682	69,346
Bear Stearns Asset
Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 2.471s,
2035	54,143	135
FRB Ser. 06-PC1, Class M9,
2.221s, 2035	100,000	1,000
FRB Ser. 05-HE1, Class M3,
1.401s, 2035	70,000	3,500
FRB Ser. 03-3, Class A2,
1.061s, 2043	187,569	153,347
FRB Ser. 03-1, Class A1,
0.971s, 2042	57,528	40,269
FRB Ser. 05-3, Class A1,
0.921s, 2035	77,362	69,637
Citigroup Mortgage Loan
Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 0.891s, 2035	42,547	28,255
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	444,116	42,215
Ser. 00-4, Class A6, 8.31s, 2032	960,933	490,076
Ser. 00-5, Class A6, 7.96s, 2032	180,132	99,072
Ser. 01-4, Class A4, 7.36s, 2033	560,598	339,162

31

Putnam VT The George Putnam Fund of Boston

ASSET-BACKED SECURITIES (6.1%)* continued

Principal amount		Value

Conseco Finance Securitizations Corp.
Ser. 00-6, Class A5, 7.27s, 2031	$156,082	$95,210
Ser. 01-1, Class A5, 6.99s, 2032	1,592,654	991,427
Ser. 01-3, Class A4, 6.91s, 2033	611,400	394,863
Ser. 02-1, Class A, 6.681s, 2033	429,224	344,997
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1,
0.991s, 2035	43,000	26,230
FRB Ser. 04-6, Class 2A5,
0.861s, 2034	112,153	81,871
FRB Ser. 05-14, Class 3A2,
0.711s, 2036	22,150	18,274
Crest, Ltd. 144A Ser. 03-2A,
Class D2, 6.723s, 2038 (Cayman Islands)	188,000	65,800
CS First Boston Mortgage Securities Corp.
144A Ser. 04-FR1N, Class A, 5s, 2034	10,726	—
DB Master Finance, LLC 144A
Ser. 06-1, Class M1, 8.285s, 2031	131,000	84,458
Equifirst Mortgage Loan Trust FRB
Ser. 05-1, Class M5, 1.141s, 2035	29,000	1,450
Fieldstone Mortgage Investment Corp.
FRB Ser. 05-1, Class M3, 1.011s, 2035	93,000	86,177
First Franklin Mortgage Loan Asset Backed
Certificates FRB Ser. 06-FF7, Class 2A3,
0.621s, 2036	158,000	63,453
First Plus Home Loan Trust
Ser. 97-3, Class B1, 7.79s, 2023	17,808	16,679
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.801s, 2036	221,000	132,600
FRB Ser. 06-2, Class 2A3, 0.641s, 2036	414,000	231,840
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 1.771s, 2019	169,000	98,020
Ser. 04-1A, Class B, 1.321s, 2018	10,300	8,498
Gears Auto Owner Trust 144A
Ser. 05-AA, Class E1, 8.22s, 2012	266,000	258,776
GEBL 144A
Ser. 04-2, Class D, 3.945s, 2032	89,530	8,953
Ser. 04-2, Class C, 2.045s, 2032	89,530	41,408
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	1,242,498	725,134
Ser. 97-2, Class A7, 7.62s, 2028	52,002	42,616
Ser. 97-6, Class A9, 7.55s, 2029	76,536	60,258
Ser. 97-4, Class A7, 7.36s, 2029	124,266	102,380
Ser. 97-3, Class A5, 7.14s, 2028	69,789	55,057
Ser. 97-6, Class A8, 7.07s, 2029	24,095	20,448
Ser. 98-4, Class A7, 6.87s, 2030	46,712	30,769
Ser. 97-7, Class A8, 6.86s, 2029	77,186	64,951
Ser. 99-3, Class A7, 6.74s, 2031	277,704	220,627
Ser. 98-6, Class A7, 6.45s, 2030	52,991	49,360
Ser. 99-1, Class A6, 6.37s, 2025	195,000	148,656
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	1,314,967	778,338
Ser. 99-5, Class M1A, 8.3s, 2026	70,000	34,854

ASSET-BACKED SECURITIES (6.1%)* continued

Principal amount		Value

GS Auto Loan Trust 144A Ser. 04-1,
Class D, 5s, 2011	$140,731	$110,474
GSAMP Trust FRB Ser. 06-HE5,
Class A2C, 0.621s, 2036	616,000	290,198
Guggenheim Structured
Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 2.021s,
2030 (Cayman Islands)	250,000	50,000
FRB Ser. 05-1A, Class D, 2.001s,
2030 (Cayman Islands)	65,752	32,876
High Income Trust Securities 144A
FRB Ser. 03-1A, Class A, 2.888s,
2036 (Cayman Islands)	248,248	93,093
Home Equity Asset Trust FRB
Ser. 06-1, Class 2A4, 0.801s, 2036	111,000	53,835
Lehman ABS Manufactured Housing
Contract Ser. 01-B, Class M1, 6.63s, 2028	5,000	1,370
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	1,456,807	611,859
IFB Ser. 07-3, Class 4B, IO,
6.219s, 2037	556,991	42,339
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.474s,
2036 (Cayman Islands)	270,000	27,000
FRB Ser. 02-1A, Class FFL, 3.211s,
2037 (Cayman Islands)	460,000	115,000
Local Insight Media Finance, LLC
Ser. 07-1W, Class A1, 5.53s, 2012 (F)	648,184	421,320
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 1.091s, 2035	80,000	12,000
FRB Ser. 06-4, Class 2A4, 0.731s, 2036	106,000	35,680
FRB Ser. 06-1, Class 2A3, 0.661s, 2036	184,504	90,407
Madison Avenue Manufactured
Housing Contract
FRB Ser. 02-A, Class B1, 3.721s, 2032	338,443	147,257
Ser. 02-A IO, 0.3s, 2032	9,690,455	87,534
Marriott Vacation Club
Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	20,925	14,229
FRB Ser. 02-1A, Class A1, 1.208s, 2024	65,808	56,445
MASTR Asset Backed Securities Trust FRB
Ser. 06-FRE2, Class A4, 0.621s, 2036	56,000	23,122
Merrill Lynch Mortgage Investors, Inc.
Ser. 04-WMC3, Class B3, 5s, 2035	8,236	329
Mid-State Trust Ser. 11, Class B,
8.221s, 2038	46,880	29,131
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5,
1.151s, 2035	50,000	500
FRB Ser. 05-HE1, Class M3,
0.991s, 2034	50,000	8,000
FRB Ser. 06-NC4, Class M2,
0.771s, 2036	70,000	4,900

32

Putnam VT The George Putnam Fund of Boston

ASSET-BACKED SECURITIES (6.1%)* continued

Principal amount		Value

Navigator CDO, Ltd. 144A FRB
Ser. 03-1A, Class A1, 2.639s, 2
015 (Cayman Islands)	$35,603	$31,501
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	25,004	22,399
Ser. 04-B, Class C, 3.93s, 2012	15,107	12,714
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	164,523	131,618
FRB Ser. 03-4, Class M3, 2.521s, 2033	5,204	78
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.631s, 2036	132,000	77,220
FRB Ser. 06-2, Class A2C, 0.621s, 2036	132,000	56,232
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	158,839	89,042
Ser. 95-B, Class B1, 7.55s, 2021	71,049	40,440
Ser. 00-D, Class A3, 6.99s, 2022	29,181	25,850
Ser. 01-D, Class A3, 5.9s, 2022	24,784	12,621
Ser. 02-C, Class A1, 5.41s, 2032	405,608	214,972
Oakwood Mortgage Investors, Inc.
144A Ser. 01-B, Class A4, 7.21s, 2030	63,639	39,889
Option One Mortgage Loan Trust FRB
Ser. 05-4, Class M11, 2.971s, 2035	30,000	405
Origen Manufactured Housing
Ser. 04-B, Class A2, 3.79s, 2017	5,463	5,294
Park Place Securities, Inc. FRB
Ser. 05-WCH1, Class M4, 1.301s, 2036	33,000	1,980
Park Place Securities, Inc. 144A FRB
Ser. 04-MHQ1, Class M10, 2.971s, 2034 (F)	6,510	26
People’s Financial Realty Mortgage
Securities Trust FRB Ser. 06-1,
Class 1A2, 0.601s, 2036	205,000	71,750
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 2.996s,
2011 (United Kingdom)	275,000	246,273
FRB Ser. 04-2A, Class C, 2.876s,
2011 (United Kingdom)	109,000	91,559
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2,
0.661s, 2036	171,202	124,533
FRB Ser. 07-RZ1, Class A2,
0.631s, 2037	206,000	91,402
Residential Asset Securities Corp.
144A Ser. 04-NT, Class Note,
4 1/2s, 2034 (In default) †	9,910	50
SAIL Net Interest Margin Notes
144A Ser. 04-4A, Class B, 7 1/2s, 2034
(Cayman Islands) (In default) †	36,851	—
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2,
1.121s, 2035	50,000	1,500
FRB Ser. 07-NC2, Class A2B,
0.611s, 2037	193,000	84,920

ASSET-BACKED SECURITIES (6.1%)* continued

Principal amount		Value

SG Mortgage Securities Trust FRB
Ser. 06-OPT2, Class A3D, PO,
0.681s, 2036	$226,000	$72,320
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3,
0.641s, 2036	107,000	47,080
FRB Ser. 06-3, Class A3,
0.631s, 2036	619,000	356,173
Soundview Home Equity Loan Trust 144A
FRB Ser. 05-CTX1, Class B1, 2.971s, 2035	67,842	678
Structured Asset Investment Loan Trust FRB
Ser. 06-BNC2, Class A6, 0.731s, 2036	107,000	9,256
Structured Asset Receivables Trust
144A FRB Ser. 05-1, 4.919s, 2015	698,535	471,511
TIAA Real Estate CDO, Ltd.
Ser. 03-1A, Class E, 8s, 2038	184,000	27,600
Whinstone Capital Management, Ltd.
144A FRB Ser. 1A, Class B3,
4.435s, 2044 (United Kingdom)	90,076	10,809

Total asset-backed securities (cost $23,212,647)		$13,111,796

PURCHASED OPTIONS OUTSTANDING (3.0%)*

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with
JPMorgan Chase
Bank, N.A. for the
right to receive a
fixed rate of 5.355%
versus the three month
USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	$14,643,000	$3,353,540
Option on an interest
rate swap with
JPMorgan Chase
Bank, N.A. for the
right to pay a fixed
rate of 5.355% versus
the three month
USD-LIBOR-BBA
maturing
November 12, 2019.	Nov-09/5.355	14,643,000	42,465
Option on an interest
rate swap with
JPMorgan Chase
Bank, N.A. for the
right to receive a
fixed rate of 5.315%
versus the three
month USD-LIBOR-BBA
maturing on
April 08, 2019.	Apr-09/5.315	7,048,000	1,682,640

33

Putnam VT The George Putnam Fund of Boston

PURCHASED OPTIONS OUTSTANDING (3.0%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with
Deutsche Bank for
the right to receive
a fixed rate of 5.385%
versus the three month
USD-LIBOR-BBA
maturing
April 16, 2019.	Apr-09/5.385	$5,560,000	$1,358,808
Option on an interest
rate swap with
JPMorgan Chase
Bank, N.A. for the
right to pay a fixed
rate of 5.315% versus
the three month
USD-LIBOR-BBA
maturing on
April 08, 2019.	Apr-09/5.315	7,048,000	2,044
Option on an interest
rate swap with
Deutsche Bank for
the right to pay a
fixed rate of 5.385%
versus the three
month USD-LIBOR-BBA
maturing
April 16, 2019.	Apr-09/5.385	5,560,000	1,779

Total purchased options outstanding (cost $1,779,112)			$6,441,276

SENIOR LOANS (0.7%)* (c)

	Principal amount	Value

Basic materials (—%)
Aleris International, Inc. bank
term loan FRN Ser. B, 2.567s, 2013	$26,704	$10,601
Georgia-Pacific, LLC bank term
loan FRN Ser. B, 3.698s, 2013	22,598	18,351
NewPage Holding Corp. bank term
loan FRN 5.314s, 2014	60,220	37,896
		66,848

Capital goods (0.1%)
Hawker Beechcraft
Acquisition Co., LLC bank term
loan FRN 3.662s, 2014	4,178	2,152
Hawker Beechcraft Acquisition Co.,
LLC bank term loan FRN Ser. B,
5.762s, 2014	71,148	36,641
Polypore, Inc. bank term loan FRN
Ser. B, 3.93s, 2014	77,412	44,899
Sequa Corp. bank term loan FRN
4.78s, 2014	108,086	58,907
Wesco Aircraft Hardware Corp. bank
term loan FRN 3.69s, 2013	78,000	58,240
		200,839

SENIOR LOANS (0.7%)* (c) continued

	Principal amount	Value

Communication services (0.1%)
Cablevision Systems Corp. bank
term loan FRN 2.949s, 2013	$77,206	$65,593
Cricket Communications, Inc. bank
term loan FRN Ser. B, 7.262s, 2013	17,179	14,234
Crown Castle International Corp.
bank term loan FRN 5.376s, 2014	28,931	19,673
Intelsat Corp. bank term loan FRN
Ser. B2, 6.65s, 2011	20,512	15,472
Intelsat Corp. bank term loan FRN
Ser. B2-A, 6.65s, 2013	20,518	15,476
Intelsat Corp. bank term loan FRN
Ser. B2-C, 6.65s, 2013	20,512	15,472
Level 3 Communications, Inc. bank
term loan FRN 7s, 2014	78,000	46,703
MetroPCS Wireless, Inc. bank term
loan FRN 4.843s, 2013	30,765	24,583
PAETEC Holding Corp. bank term
loan FRN Ser. B1, 3.936s, 2013	75,670	45,276
Time Warner Telecom, Inc. bank
term loan FRN Ser. B, 3.691s, 2013	38,507	29,747
		292,229

Consumer cyclicals (0.2%)
Affinion Group, Inc. bank term
loan FRN Ser. B, 4.644s, 2013	78,000	53,040
Allison Transmission bank term
loan FRN Ser. B, 4.581s, 2014	76,152	42,101
Cinemark USA, Inc. bank term loan
FRN 3.58s, 2013	66,467	47,619
Dana Corp. bank term loan FRN
6.353s, 2015	69,059	32,544
DirecTV Holdings, LLC bank term
loan FRN 5 1/4s, 2013	87,063	77,014
Goodman Global Holdings, Inc. bank
term loan FRN Ser. B, 7.708s, 2011	61,760	45,085
Harrah’s Operating Co., Inc. bank
term loan FRN Ser. B2, 6.536s, 2015	77,415	44,750
Idearc, Inc. bank term loan FRN
Ser. B, 5.67s, 2014	77,212	23,550
Lear Corp bank term loan FRN
4.584s, 2013	77,528	34,073
National Bedding Co. bank term
loan FRN 3.752s, 2011	33,742	18,980
Navistar Financial Corp. bank term
loan FRN 4.358s, 2012	20,800	11,371
Navistar International Corp. bank
term loan FRN 3.721s, 2012	57,200	31,269
Yankee Candle Co., Inc. bank term
loan FRN 3.404s, 2014	46,000	23,046
		484,442

34

Putnam VT The George Putnam Fund of Boston

SENIOR LOANS (0.7%)* (c) continued

	Principal amount	Value

Consumer staples (—%)
Pinnacle Foods Holding Corp. bank
term loan FRN Ser. B, 6.126s, 2014	$77,216	$52,430
Spectrum Brands, Inc. bank term
loan FRN 1.751s, 2013	4,977	2,688
Spectrum Brands, Inc. bank term
loan FRN Ser. B1, 6.571s, 2013	72,276	39,029
		94,147

Financials (0.1%)
Lender Processing Services, Inc. bank
term loan FRN Ser. B, 3.936s, 2014	109,450	101,652
		101,652

Health care (0.1%)
Health Management Associates, Inc.
bank term loan FRN 5.512s, 2014	73,728	45,079
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
7.62s, 2014	4,986	3,537
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
Ser. B, 3.431s, 2014	53,768	38,141
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
Ser. DD, 3.431s, 2014	18,605	13,198
Sun Healthcare Group, Inc. bank
term loan FRN 3.662s, 2014	13,004	8,648
Sun Healthcare Group, Inc. bank
term loan FRN Ser. B, 4.823s, 2014	39,475	26,251
Sun Healthcare Group, Inc. bank
term loan FRN Ser. DD, 4.955s, 2014	7,710	5,127
		139,981

Technology (0.1%)
First Data Corp. bank term loan
FRN Ser. B1, 3.416s, 2014	38,609	24,696
Freescale Semiconductor, Inc. bank
term loan FRN Ser. B, 3.931s, 2013	50,485	28,917
SunGard Data Systems, Inc. bank
term loan FRN 4.015s, 2014	38,507	26,223
Travelport bank term loan FRN
Ser. B, 6.012s, 2013	31,160	13,224
Travelport bank term loan FRN
Ser. DD, 3.686s, 2013	16,369	7,011
		100,071

Total senior loans (cost $2,126,014)		$1,480,209

CONVERTIBLE PREFERRED STOCKS (0.4%)*

	Shares	Value

Citigroup, Inc. Ser. T,
$3.25 cv. pfd.	13,340	$362,008
Freeport-McMoRan Copper &
Gold, Inc. $6.75 cv. pfd.	9,800	456,758

Total convertible preferred stocks (cost $1,437,749)		$818,766

MUNICIPAL BONDS AND NOTES (0.1%)*

		Principal
	Rating** amount		Value

Chicago, Transit Auth. Transfer Tax
Receipts Rev. Bonds, Ser. B,
6.899s, 12/1/40	Aa3	$125,000	$128,283
MI Tobacco Settlement Fin. Auth.
Rev. Bonds, Ser. A, 7.309s, 6/1/34	Baa3	135,000	78,504
Tobacco Settlement Fin. Auth.
of WVA Rev. Bonds,
Ser. A, 7.467s, 6/1/47	Baa3	180,000	103,160

Total municipal bonds and notes (cost $439,986)			$309,947

SHORT-TERM INVESTMENTS (17.4%)*

	Principal amount/shares		Value

Federated Prime Obligations Fund		33,430,989	$33,430,989
U.S. Treasury Bills for an
effective yield of 0.62%,
November 19, 2009 #		$750,000	745,808
U.S. Treasury Cash Management
Bills for an effective yield
of 0.88%, May 15, 2009 #		3,310,000	3,299,163

Total short-term investments (cost $37,475,960)			$37,475,960

Total investments (cost $508,027,212)			$479,714,030

Key to holding’s currency abbreviations

EUR       Euro

* Percentages indicated are based on net assets of $215,477,521.

** The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at December 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer’s claims-paying ability available at December 31, 2008 and does not reflect any subsequent changes. Ratings are not covered by the Report of Independent Registered Public Accounting Firm. Security ratings are defined in the Statement of Additional Information.

† Non-income-producing security.

# A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly.These loans pay interest at rates which adjust periodically.The interest rates shown for senior loans are the current interest rates at December 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

(F) Is valued at fair value following procedures approved by theTrustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs.

(R) Real Estate InvestmentTrust.

35

Putnam VT The George Putnam Fund of Boston

At December 31, 2008, liquid assets totaling $168,996,024 have been designated as collateral for open forward commitments, swap contracts, forward contracts and futures contracts.

Debt obligations are considered secured unless otherwise indicated. 144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities (Note 1).

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2008.

The dates shown on debt obligations are the original maturity dates. Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income.The interest rates shown are the current interest rates at December 31, 2008.

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/08

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$558	$533	1/21/09	$25

Total				$25

FUTURES CONTRACTS OUTSTANDING at 12/31/08

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar
90 day (Short)	64	$15,819,200	Jun-09	$(257,674)
Euro-Dollar
90 day (Short)	190	46,903,875	Sep-09	(822,517)
Euro-Dollar
90 day (Short)	177	43,623,863	Dec-09	(783,613)
Euro-Dollar
90 day (Short)	11	2,707,925	Mar-10	(59,117)
U.S. Treasury Bond
20 yr (Short)	17	2,346,797	Mar-09	17,641
U.S. Treasury Note
2 yr (Short)	114	24,859,125	Mar-09	(256,735)
U.S. Treasury Note
5 yr (Long)	6	714,328	Mar-09	26,749
U.S. Treasury Note
10 yr (Short)	47	5,910,250	Mar-09	52,230

Total				$(2,083,036)

WRITTEN OPTIONS OUTSTANDING at 12/31/08
(premiums received $3,404,934)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
obligation to pay a fixed
rate of 5.215% versus the
three month USD-
LIBOR-BBA maturing on
February 18, 2020.	$13,848,000	Feb-10/5.215	$2,938,684
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
obligation to pay a fixed
rate of 5.22% versus the
three month USD-
LIBOR-BBA maturing on
February 24, 2020.	8,959,000	Feb-10/5.22	1,902,354
Option on an interest
rate swap with JPMorgan
Chase Bank for the
obligation to pay a fixed
rate of 4.4% versus the
three month USD-
LIBOR-BB
maturing November 9, 2019.	206,000	Nov-09/4.40	31,302
Option on an interest
rate swap with JPMorgan
Chase Bank for the
obligation to receive a
fixed rate of 4.4% versus
the three month USD-
LIBOR-BBA maturing
November 9, 2019.	206,000	Nov-09/4.40	1,776
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
obligation to pay a fixed
rate of 5.08% versus the
three month USD-
LIBOR-BBA maturing on
February 24, 2020.	8,959,000	Feb-10/5.08	1,801,028
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
obligation to pay a fixed
rate of 5.51% versus the
three month USD-
LIBOR-BBA maturing on
May 14, 2022.	3,872,000	May-12/5.51	797,632
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
obligation to receive a
fixed rate of 5.215%
versus the three month
USD-LIBOR-BBA
maturing on
February 18, 2020.	13,848,000	Feb-10/5.215	66,747

36

Putnam VT The George Putnam Fund of Boston

WRITTEN OPTIONS OUTSTANDING at 12/31/08 continued
(premiums received $3,404,934)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
obligation to receive a
fixed rate of 5.51% versus
the three month USD-
LIBOR-BBA maturing on
May 14, 2022.	$3,872,000	May-12/5.51	$54,479
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
obligation to receive a
fixed rate of 5.08% versus
the three month USD-
LIBOR-BBA maturing on
February 24, 2020.	8,959,000	Feb-10/5.08	50,887
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
obligation to receive a
fixed rate of 5.22% versus
the three month USD-
LIBOR-BBA maturing on
February 24, 2020.	8,959,000	Feb-10/5.22	44,078

Total			$7,688,967

TBA SALE COMMITMENTS OUTSTANDING at 12/31/08
(proceeds receivable $97,742,891)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, January 1, 2039	$1,000,000	1/13/09	$1,039,219
FNMA, 5 1/2s, January 1, 2039	70,000,000	1/13/09	71,815,625
FNMA, 5s, January 1, 2039	24,000,000	1/13/09	24,525,000
FNMA, 4 1/2s, January 1, 2039	1,000,000	1/13/09	1,014,687

Total			$98,394,531

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08

		Upfront				Unrealized
Swap	Notional	premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$5,058,000	$—	5/23/10	3 month USD-LIBOR-BBA	3.155%	$128,826

	5,700,000	—	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(565,874)

	5,677,000	—	8/26/18	3 month USD-LIBOR-BBA	4.54375%	1,051,427

	63,936,000	—	9/10/10	3 month USD-LIBOR-BBA	3.22969%	2,435,339

	29,838,000	—	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(9,977,813)

	59,265,000	—	9/18/10	3 month USD-LIBOR-BBA	2.86667%	1,881,865

	8,162,000	25,477	10/1/18	3 month USD-LIBOR-BBA	4.30%	1,274,574

	2,989,000	1,128	10/20/18	3 month USD-LIBOR-BBA	4.60%	531,174

	25,957,000	(23,596)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(624,851)

	3,867,000	—	5/8/28	4.95%	3 month USD-LIBOR-BBA	(1,250,526)

Barclays Bank PLC
	63,547,000	—	12/9/10	3 month USD-LIBOR-BBA	2.005%	580,114

	11,279,000	—	12/9/20	3 month USD-LIBOR-BBA	2.91875%	263,785

	85,815,000	—	12/17/13	2.42875%	3 month USD-LIBOR-BBA	(1,186,377)

Citibank, N.A.
	43,470,000	—	9/17/13	3 month USD-LIBOR-BBA	3.4975%	3,140,890

	28,843,000	—	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(10,180,077)

	28,842,000	—	9/18/10	3 month USD-LIBOR-BBA	2.92486%	945,018

	14,731,000	—	6/29/18	2.477%	3 month USD-LIBOR-BBA	69,598

37

Putnam VT The George Putnam Fund of Boston

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 continued

		Upfront				Unrealized
Swap	Notional	premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International

	$6,649,800	$—	9/16/10	3.143%	3 month USD-LIBOR-BBA	$(245,997)

	11,853,000	—	9/18/10	3 month USD-LIBOR-BBA	2.91916%	388,702

	12,238,000	—	9/23/10	3 month USD-LIBOR-BBA	3.32%	507,184

	28,495,000	—	10/9/10	3 month USD-LIBOR-BBA	2.81%	577,895

	11,411,000	10,848	10/31/18	4.35%	3 month USD-LIBOR-BBA	(1,787,421)

	13,000,000	—	12/5/20	3 month USD-LIBOR-BBA	3.01%	429,168

	20,880,000	(223,175)	12/10/38	2.69%	3 month USD-LIBOR-BBA	116,935

	12,420,000	132,750	12/10/38	3 month USD-LIBOR-BBA	2.69%	(69,556)

	20,992,000	—	6/30/38	2.71%	3 month USD-LIBOR-BBA	229,784

Deutsche Bank AG
	6,214,000	—	9/24/10	3 month USD-LIBOR-BBA	3.395%	267,151

	6,945,000	—	10/17/18	4.585%	3 month USD-LIBOR-BBA	(1,220,439)

	97,864,000	—	10/24/10	3 month USD-LIBOR-BBA	2.604%	1,749,704

	505,000	—	11/21/18	3.75%	3 month USD-LIBOR-BBA	(53,299)

	20,943,000	17,936	11/21/10	2.25%	3 month USD-LIBOR-BBA	(278,528)

	29,314,000	—	11/28/13	3 month USD-LIBOR-BBA	2.8725%	1,025,786

	38,752,000	—	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(820,383)

	23,830,000	—	12/9/13	3 month USD-LIBOR-BBA	2.5225%	424,297

	16,141,000	—	12/11/18	2.94%	3 month USD-LIBOR-BBA	(522,664)

	24,825,000	—	12/15/18	3 month USD-LIBOR-BBA	2.80776%	516,490

	9,084,000	—	12/16/28	3 month USD-LIBOR-BBA	2.845%	32,625

	46,000,000	—	12/17/13	3 month USD-LIBOR-BBA	2.39%	550,609

	31,786,000	—	12/17/23	3 month USD-LIBOR-BBA	2.81682%	47,544

	105,812,000	—	12/19/10	3 month USD-LIBOR-BBA	1.53429%	132,453

	6,015,000	—	12/24/13	2.165%	3 month USD-LIBOR-BBA	(11,880)

	20,099,000	—	12/30/13	2.15633%	3 month USD-LIBOR-BBA	(28,307)

Goldman Sachs International
	15,916,000	—	4/3/18	3 month USD-LIBOR-BBA	4.19%	2,208,301

	6,082,000	—	4/8/10	3 month USD-LIBOR-BBA	2.64%	75,354

	7,029,000	—	4/23/18	4.43%	3 month USD-LIBOR-BBA	(1,098,477)

	6,968,000	—	5/19/18	4.525%	3 month USD-LIBOR-BBA	(1,173,541)

	5,536,000	—	5/30/28	5.014%	3 month USD-LIBOR-BBA	(1,841,861)

	14,383,000	6,778	10/24/10	3 month USD-LIBOR-BBA	2.60%	263,498

	20,520,000	(127,017)	11/18/18	3 month USD-LIBOR-BBA	4.10%	2,642,689

	23,064,000	(84,038)	11/18/13	3 month USD-LIBOR-BBA	3.45%	1,358,578

	34,922,000	(9,605)	11/18/10	3 month USD-LIBOR-BBA	2.35%	548,739

	21,900,000	—	12/16/18	3 month USD-LIBOR-BBA	2.78%	372,598

JPMorgan Chase Bank, N.A.
	4,000,000	—	2/13/18	3 month USD-LIBOR-BBA	4.29125%	635,551

	625,000	—	2/15/13	3 month USD-LIBOR-BBA	3.585%	46,111

	40,974,000	—	3/5/18	4.325%	3 month USD-LIBOR-BBA	(6,591,789)

	8,235,000	—	3/7/18	4.45%	3 month USD-LIBOR-BBA	(1,411,202)

	5,125,000	—	3/12/18	3 month USD-LIBOR-BBA	4.4525%	880,068

	1,997,000	—	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(919,925)

	14,538,000	—	3/11/38	5.03%	3 month USD-LIBOR-BBA	(6,778,157)

	29,302,000	—	3/15/10	3 month USD-LIBOR-BBA	2.5%	585,115

	14,862,000	—	3/20/13	3 month USD-LIBOR-BBA	3.145%	817,932

	42,805,000	—	3/20/13	3 month USD-LIBOR-BBA	3.13%	2,327,903

	65,552,000	—	3/25/10	3 month USD-LIBOR-BBA	2.325%	1,234,856

38

Putnam VT The George Putnam Fund of Boston

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 continued

		Upfront				Unrealized
Swap	Notional	premium	Termination	Payments made by	Payments received by	appreciation/
counterparty	amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued

	$32,193,000	$—	3/26/10	3 month USD-LIBOR-BBA	2.33375%	$608,973

	13,450,000	—	4/8/13	3 month USD-LIBOR-BBA	3.58406%	838,338

	8,430,000	—	5/23/10	3 month USD-LIBOR-BBA	3.16%	215,261

	15,000,000	—	6/13/13	4.47%	3 month USD-LIBOR-BBA	(1,559,160)

	6,000,000	—	6/27/18	3 month USD-LIBOR-BBA	4.8305%	1,173,577

	18,498,000	—	7/16/10	3 month USD-LIBOR-BBA	3.384%	653,095

	9,150,000	—	7/22/10	3 month USD-LIBOR-BBA	3.565%	369,117

	36,094,000	—	7/28/10	3 month USD-LIBOR-BBA	3.5141%	1,468,164

	14,916,000	—	10/23/13	3 month USD-LIBOR-BBA	3.535%	950,637

	3,658,000	(10,760)	11/4/18	3 month USD-LIBOR-BBA	4.45%	599,578

	895,000	2,699	11/4/18	4.45%	3 month USD-LIBOR-BBA	(146,632)

	271,000	1,287	11/4/13	3.85%	3 month USD-LIBOR-BBA	(20,488)

	12,124,000	—	11/10/18	3 month USD-LIBOR-BBA	4.83%	2,451,277

	10,881,000	—	12/19/18	5%	3 month USD-LIBOR-BBA	(2,361,145)

Merrill Lynch Capital Services, Inc.
	3,628,000	—	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(361,480)

	16,929,000	—	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(461,776)

	11,425,000	—	7/22/10	3 month USD-LIBOR-BBA	3.5375%	454,592

UBS AG
	237,761,000	—	10/29/10	2.75%	3 month USD-LIBOR-BBA	(4,964,582)

	18,393,000	611,414	11/10/28	4.45%	3 month USD-LIBOR-BBA	(4,028,874)

	42,387,000	(1,076,785)	11/10/18	3 month USD-LIBOR-BBA	4.45%	6,053,368

	46,000,000	88,841	12/19/20	3 month USD-LIBOR-BBA	2.34%	(1,556,104)

Total						$(14,966,978)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
DJ ABX CMBX BBB Index	—	$556	$809,000	(F)	10/12/52	(134 bp)	$521,665

Financial Security Assurance
Holdings, Ltd, 6.4%, 12/15/66	Baa1	—	45,000		12/20/12	95 bp	(16,110)

International Lease Finance Corp.,
4.15%, 1/20/15	—	(1,000)	10,000		12/20/13	(500 bp)	86

Marsh & Mclennan Co. Inc.,
5 3/8%, 7/15/14	—	—	210,000		3/20/12	(95 bp)	(2,042)

Mattel, Inc., 7 1/4%, 7/9/12	—	—	40,000		3/20/13	(157.2 bp)	924

Meadwestvaco Corp., 6.85%, 4/1/12	—	—	22,000		3/20/18	(177 bp)	391

MetLife Inc., 5%, 6/15/15	—	—	125,000		12/20/13	(384 bp)	5,744

Motorola, Inc., 6.5%, 9/1/25	—	—	25,000		11/20/11	(240 bp)	2,519

Ryder System Inc., 6.95%, 12/1/25	—	—	40,000		3/20/13	(135 bp)	2,436

Sealed Air Corp., 5 5/8%, 7/15/13	—	—	25,000		9/20/13	(169 bp)	3,131

Spectra Energy Capital, 6 1/4%, 2/15/13	—	—	40,000		9/20/14	(115 bp)	1,443

Citibank, N.A.
Arrow Electronics Inc., 6 7/8%, 6/1/18	—	—	100,000		3/20/13	(43 bp)	6,232

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AA+	61,992	321,387		5/25/46	11 bp	(33,370)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA+	59,192	355,427		5/25/46	11 bp	(46,400)

39

Putnam VT The George Putnam Fund of Boston

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 continued

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount		date	fund per annum	(depreciation)

Citibank, N.A. continued

DJ CDX NA HY Series 9
Index, 35-100% tranche	A+	$ —	$17,165,482	(F)	12/20/12	112 bp	$(1,251,860)

Dominion Resources Inc.,
5.15%, 7/15/15	—	—	55,000		6/20/18	(73 bp)	986

International Lease Finance Corp.,
4.15%, 1/20/15	—	—	25,000		6/20/13	(222.50 bp)	4,914

Lexmark International, Inc.,
5.9%, 6/1/13	Baa2	—	10,000		6/20/13	108.5 bp	1,236

Lighthouse International Co., SA,
8%, 4/30/14	B2	—	EUR 5,000		3/20/13	815 bp	(1,068)

Macy’s Retail Holdings, Inc.,
6 5/8%, 4/1/11	—	—	$5,000		6/20/11	(162 bp)	602

Marsh & Mclennan Co. Inc.,
5 3/8%, 7/15/14	—	—	125,000		9/20/14	(105 bp)	(1,891)

Mohawk Industries, Inc., 7.2%, 4/15/12	—	—	30,000		3/20/16	(140 bp)	3,263

Newell Rubbermaid, Inc., 6.35%, 7/15/28	—	—	20,000		6/20/13	(85 bp)	727

Rexam PLC, 4 3/8%, 3/15/13	—	—	350,000		6/20/13	(145 bp)	52,331

Sara Lee Corp., 6 1/8%, 11/1/32	—	—	110,000		9/20/11	(43 bp)	820

Telecom Italia SPA. 5 3/8%, 1/29/19	—	—	55,000		9/20/11	(218 bp)	4,019

Yum! Brands, Inc., 8 7/8%, 4/15/11	—	—	115,000		3/20/13	(65 bp)	4,193

Credit Suisse International
DJ ABX HE AAA
Series 7 Version 2 Index	BB+	51,060	92,000		1/25/38	76 bp	(5,048)

DJ ABX HE PEN AAA Series 6
Version 2 Index	AA+	106,790	539,329		5/25/46	11 bp	(52,302)

DJ CDX NA HY Series 10	B+	23,100	220,000		6/20/13	500 bp	(11,427)

DJ CDX NA HY Series 10	B+	86,063	810,000		6/20/13	500 bp	(41,060)

DJ CDX NA HY Series 10	—	(1,063)	10,000		6/20/13	(500 bp)	507

DJ CDX NA IG Series 11 Index	—	(12,917)	420,000		12/20/13	(150 bp)	(4,284)

DJ CDX NA IG Series 11 Index	A–	7,561	320,000		12/20/13	150 bp	983

DJ CMB NA CMBX AAA Index	AAA	1,123,340	6,749,000		12/13/49	8 bp	(899,295)

DJ CMB NA CMBX AAA Index	AAA	940,096	6,001,000		2/17/51	35 bp	(872,374)

DJ CMB NA CMBX AAA Index	—	(1,903,468)	16,698,000		2/17/51	(35 bp)	3,139,795

DJ CMB NA CMBX AAA Index	—	(39,896)	508,000		2/17/51	(35 bp)	113,533

DJ CMB NA CMBX AAA Index	—	(18,944)	254,000		2/17/51	(35 bp)	57,771

DJ CMB NA CMBX AAA Index	—	(210,626)	1,505,000		2/17/51	(35 bp)	243,926

General Electric Capital Corp.,
5 5/8%, 9/15/17	Aaa	—	220,000		12/20/13	530 bp	14,672

Liberty Mutual Insurance,
7 7/8%, 10/15/26	—	—	255,000		12/20/13	(210 bp)	4,485

Southwest Airlines, 5 1/4%, 10/1/14	—	—	5,000		3/20/12	(190 bp)	378

Xerox Corp., 6 7/8%, 8/15/11	—	—	80,000		6/20/12	(86.5 bp)	8,332

Deutsche Bank AG
Cadbury Schweppes US Finance LLC,
5 1/8%, 10/1/13	—	—	30,000		12/20/13	(86 bp)	(203)

CNA Financial Corp., 5.85%, 12/15/14	—	—	35,000		9/20/16	(155 bp)	4,012

DJ ABX CMBX AAA Index	AAA	19,896	330,000	(F)	2/17/51	35 bp	(79,362)

DJ ABX HE A Series 7 Version 2 Index	CCC	368,550	405,000		1/25/38	369 bp	(20,001)

DJ ABX HE AAA Series 6
Version 1 Index	AAA	24,180	227,471		7/25/45	18 bp	(21,304)

40

Putnam VT The George Putnam Fund of Boston

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 continued

					Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Deutsche Bank AG continued

DJ CDX NA HY Series 11
Version 1 Index	B+	$162,150	$690,000	12/20/13	500 bp	$24,239

DJ CDX NA IG Series 11 Index	A–	37,134	2,315,000	12/20/13	150 bp	(13,125)

DJ iTraxx Europe Series 8 Version 1	—	(480)	EUR 5,000	12/20/12	(375 bp)	927

Expedia Inc., 7.456%, 8/15/18	—	—	$9,000	12/20/13	(310 bp)	1,212

General Electric Capital Corp.,
6%, 6/15/12	Aaa	—	400,000	9/20/13	109 bp	(41,923)

Genworth Financial Inc.,
5 3/4%, 6/15/14	—	—	25,000	6/20/18	(143 bp)	13,175

Grohe Holding GmBh, 8 5/8%, 10/1/14	B3	—	EUR 5,000	6/20/09	400 bp	(627)

Hanson PLC., 7 7/8%, 9/27/10	—	—	$5,000	9/20/16	(255 bp)	2,779

iStar Financial, Inc., 6%, 12/15/10	Ba3	4,388	65,000	3/20/09	500 bp	(10,200)

Nortel Networks Ltd, 6 7/8%, 9/1/23	Caa2	400	5,000	12/20/09	500 bp	(2,724)

Pacific Gas & Electric Co., 4.8%, 3/1/14	A3	—	5,000	12/20/13	112 bp	(579)

Packaging Corporation of America,
5 3/4%, 8/1/13	—	—	40,000	9/20/13	(129 bp)	1,055

Pitney Bowes, Inc., 4 5/8%, 10/1/12	—	—	15,000	3/20/18	(95 bp)	513

PPG Industries, Inc., 7.05%, 8/15/09	—	—	20,000	3/20/18	(154 bp)	1,416

Prudential Financial Inc., 4 1/2%, 7/15/13	—	—	40,000	12/20/13	(388 bp)	4,096

Reynolds American, Inc., 7 5/8%, 6/1/16	—	—	85,000	6/20/13	(105 bp)	9,508

Tyco Electronics Group, 6.55%, 10/1/17	—	—	20,000	12/20/17	(125.5 bp)	1,354

Goldman Sachs International
CVS Caremark Corp., 4 7/8%, 9/15/14	—	—	5,000	9/20/11	(50 bp)	58

DJ ABX HE A Index	CCC	135,361	202,000	1/25/38	369 bp	(58,435)

DJ ABX HE AAA Index	BB+	47,474	202,000	1/25/38	76 bp	(75,720)

DJ CDX NA CMBX AAA Index	AAA	9,144	250,000	3/15/49	7 bp	(41,151)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—	1,086,000	12/20/10	108.65 bp	(136,543)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—	4,010,000	12/20/10	249 bp	(398,088)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—	2,290,000	12/20/10	305 bp	(203,164)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—	480,000	12/20/10	435 bp	(30,150)

DJ CDX NA HY Series 9
Index 35-100% tranche	A+	—	980,885	12/20/10	153.5 bp	(13,746)

DJ CDX NA IG Series 11 Index	—	(452,934)	17,880,000	12/20/18	(140 bp)	(345,456)

DJ CDX NA IG Series 11
Version 1 Index	—	(194,428)	3,220,500	12/20/18	(140 bp)	(175,069)

DJ CMB NA CMBX AAA Index	—	(260,719)	3,532,000	2/17/51	(35 bp)	793,447

Lighthouse International Co, SA,
8%, 4/30/14	B2	—	EUR 5,000	3/20/13	680 bp	(1,333)

Southern California Edison Co.,
7 5/8%, 1/15/10	A3	—	$5,000	12/20/13	118.1 bp	(525)

Wind Acquisition Finance SA,
9 3/4%, 12/1/15	B2	—	EUR 5,000	3/20/13	597 bp	63

JPMorgan Chase Bank, N.A.
AllTel Corp., 7 7/8%, 7/1/32	—	—	$10,000	9/20/12	(95 bp)	(7)

Anheuser-Busch Co., Inc.
5 5/8%, 10/1/10	—	—	25,000	3/20/17	(133 bp)	1,006

CenturyTel. Inc., 6%, 4/1/17	—	—	10,000	6/20/13	(95 bp)	226

41

Putnam VT The George Putnam Fund of Boston

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 continued

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount		date	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued

Codere Finance (Luxembourg) S.A.,
8.25%, 6/15/15	B+	$—	EUR 5,000		3/20/13	795 bp	$(1,212)

DJ ABX HE PEN AAA Series 6
Version 2 Index	AA+	68,309	$344,817		5/25/46	11 bp	(33,405)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—	270,000		12/20/10	388.75 bp	(19,319)

DJ CDX NA HY Series 9
Index 25-35% tranche	A+	—	1,114,000		12/20/10	105.5 bp	(139,302)

DJ CDX NA IG Series 11 Index	—	(2,193)	100,000		12/20/13	(150 bp)	(223)

DJ CMB NA CMBX AAA Index	AAA	113,401	906,000		12/13/49	8 bp	(155,636)

DJ CMB NA CMBX AAA Index	AAA	77,967	714,000		2/17/51	35 bp	(135,988)

DJ CMB NA CMBX AAA Index	—	(20,170)	259,000		2/17/51	(35 bp)	57,440

DJ iTraxx Europe Crossover
Series 8 Version 1	—	(2,672)	EUR 20,000		12/20/12	(375 bp)	2,952

Domtar Corp., 7 1/8%, 8/15/15	—	—	$40,000		12/20/11	(500 bp)	2,573

Expedia, Inc., 7.456%, 8/15/18	—	—	6,000		9/20/13	(300 bp)	801

Freeport-McMoRan Copper
& Gold, Inc., 8 3/8%, 4/1/17	—	—	15,000		6/20/12	(145 bp)	2,834

GATX Corp., 8.875%, 6/1/09	—	—	80,000		3/20/16	(100 bp)	11,866

General Growth Properties,
conv. bond 3.98%, 4/15/27	CC–	—	10,000		6/20/12	750 bp	(7,316)

General Growth Properties,
conv. bond 3.98%, 4/15/27	CC-	—	5,000		9/20/13	775 bp	(3,714)

GMAC, LLC, 6 7/8%, 8/28/12	C	1,725	30,000		3/20/09	500 bp	1,464

iStar Financial, Inc., 6%, 12/15/10	Ba3	4,550	65,000		3/20/09	500 bp	(10,037)

Lexmark International, Inc.,
5.9%, 6/1/13	—	—	10,000		6/20/13	(113 bp)	1,219

Lexmark International, Inc.,
5.9%, 6/1/13	—	—	250,000		6/20/13	(113 bp)	30,472

Lexmark International, Inc.,
5.9%, 6/1/13	—	—	15,000		6/20/13	(113 bp)	1,828

JPMorgan Securities, Inc.
DJ CMB NA CMBX AAA Index	AAA	664,643	7,735,000		2/17/51	35 bp	(1,653,206)

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric Co., 4.8%, 3/1/14	A3	—	5,000		12/20/13	113 bp	(577)

Merrill Lynch International
AllTel Corp., 7 7/8%, 7/1/32	—	—	65,000		9/20/12	(97 bp)	(91)

AmerisourceBergen Corp.,
5 7/8%, 9/15/15	—	—	80,000		9/20/12	(65 bp)	610

Block Financial LLC. 5 1/8%, 10/30/14	—	—	25,000		12/20/14	(69 bp)	271

Computer Sciences Corp, 5%, 2/15/13	—	—	10,000		3/20/13	(66 bp)	118

Kinder Morgan, Inc., 6 1/2%, 9/1/12	—	—	77,000		9/20/12	(128 bp)	6,180

MGM Mirage Inc., 5 7/8%, 2/27/14	—	—	15,000	(F)	9/20/10	(470 bp)	2,776

Morgan Stanley Capital Services, Inc.
DJ ABX CMBX AAA Index	AAA	257,809	3,622,000		3/15/49	7 bp	(473,175)

DJ CDX NA IG Series 11 Index	—	(38,148)	1,490,000		12/20/18	(140 bp)	(29,192)

DJ CMB NA CMBX AAA Index	—	(14,967)	166,000		2/17/51	(35 bp)	34,966

42

Putnam VT The George Putnam Fund of Boston

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 continued

					Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

UBS, AG
Cardinal Health Inc., 5.85%, 12/15/17	—	$—	$40,000	6/20/13	(49 bp)	$296

Hanson PLC., 7 7/8%, 9/27/10	—	—	15,000	9/20/16	(250 bp)	8,355

Starwood Hotels & Resorts
Worldwide, Inc., 7 7/8%, 5/1/12	—	—	85,000	6/20/12	(195 bp)	12,439

Total						$(2,329,769)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s or Standard & Poor’s ratings are believed to be the most recent ratings available at December 31, 2008. (F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements.The Standard establishes a three-level hierarchy for disclosure of fair value measurements.The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2008:

		Other
	Investments in	financial
Valuation inputs	securities	instruments*

Level 1	$146,312,184	$(2,083,036)
Level 2	332,531,481	(22,232,395)
Level 3	870,365	—

Total	$479,714,030	$(24,315,431)

*Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of
December 31, 2008:
		Investments in
		securities

Balance as of December 31, 2007		$—
Accrued discounts/premiums		—
Realized gain/loss		—
Change in net unrealized appreciation (depreciation)		—
Net purchases/sales		—
Net transfers in and/or out of Level 3		870,365

Balance as of December 31, 2008		$870,365

43

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities
unrealized appreciation/(depreciation) on the instrument
December 31, 2008
Putnam VT
The George
Putnam Fund
of Boston

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$479,714,030
Cash	101,209
Dividends, interest, and other receivables	1,972,721
Receivable for shares of the fund sold	10,599
Receivable for securities sold	6,667,294
Receivable for sales of delayed delivery securities (Notes 1 and 6)	97,914,890
Receivable for open forward currency contracts (Note 1)	25
Unrealized appreciation on swap contracts (Note 1)	54,372,797
Receivable for open swap contracts (Note 1)	440,264
Receivable for closed swap contracts (Note 1)	3,135,493
Premiums paid on swap contracts (Note 1)	4,729,601
Receivable for variation margin (Note 1)	176,354

Total assets	649,235,277

Liabilities
Payable for securities purchased	3,967,387
Payable for purchases of delayed delivery securities (Notes 1 and 6)	230,358,257
Payable for shares of the fund repurchased	174,964
Payable for compensation of Manager (Notes 2 and 5)	350,493
Payable for investor servicing fees (Note 2)	2,129
Payable for custodian fees (Note 2)	27,133
Payable for Trustee compensation and expenses (Note 2)	83,445
Payable for administrative services (Note 2)	1,596
Payable for distribution fees (Note 2)	22,615
Payable for receivable purchase agreement (Note 2)	138,833
TBA sale commitments, at value (Note 1)	98,394,531
Unrealized depreciation on swap contracts (Note 1)	71,669,544
Payable for open swap contracts (Note 1)	1,171,784
Payable for closed swap contracts (Note 1)	14,299,768
Premiums received on swap contracts (Note 1)	5,355,989
Written options outstanding, at value (Notes 1 and 3)	7,688,967
Other accrued expenses	50,321

Total liabilities	433,757,756

Net assets	$215,477,521

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$370,237,294
Undistributed net investment income (loss) (Note 1)	9,655,103
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	(111,985,127)
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in
foreign currencies	(52,429,749)

Total — Representing net assets applicable to capital
shares outstanding	$215,477,521

(Continued on next page)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
44

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (Continued)

December 31, 2008
Putnam VT
The George
Putnam Fund
of Boston

Computation of net asset value Class IA
Net Assets	$103,006,402
Number of shares outstanding	17,930,547
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$5.74
Computation of net asset value Class IB
Net Assets	$112,471,119
Number of shares outstanding	19,689,288
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$5.71

Cost of investments, (Note 1):
Unaffiliated issuers	$508,027,212
Proceeds receivable on TBA sale commitments (Note 1)	97,742,891
Premiums received on written options (Notes 1 and 3)	3,404,934

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
45

PUTNAM VARIABLE TRUST

Statement of Operations

Year ended December 31, 2008
Putnam VT
The George
Putnam Fund
of Boston

Investment income
Dividends	$5,773,399
Interest — unaffiliated issuers	10,760,577
Interest — affiliated issuers (Note 5)	314,613
Securities lending	85,231

Total investment income	16,933,820

Expenses
Compensation of Manager (Note 2)	2,398,330
Investor servicing fees (Note 2)	111,864
Custodian fees (Note 2)	69,133
Trustee compensation and expenses (Note 2)	35,163
Administrative services (Note 2)	25,579
Distribution fees — class IB (Note 2)	477,424
Auditing	137,212
Legal	31,984
Other	176,861
Fees waived and reimbursed by Manager (Notes 2 and 5)	(161,432)

Total expenses	3,302,118

Expense reduction (Note 2)	(42,326)

Net expenses	3,259,792

Net investment income (loss)	13,674,028

Net realized gain (loss) on investments (Notes 1 and 3)	(64,097,943)
Net realized gain (loss) on futures contracts (Note 1)	(25,209,291)
Net realized gain (loss) on swap contracts (Note 1)	(21,909,087)
Net realized gain (loss) on written options (Notes 1 and 3)	(823,357)
Net realized gain (loss) on foreign currency transactions (Note 1)	300
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the year	(319)
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the year	(68,171,924)

Net gain (loss) on investments	(180,211,621)

Net increase (decrease) in net assets resulting
from operations	$(166,537,593)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
46

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets

	Putnam VT
	The George Putnam Fund of Boston
	Year ended
	December 31	December 31
	2008	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$13,674,028	$16,494,310
Net realized gain (loss) on investments and
foreign currency transactions	(112,039,378)	36,858,412
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(68,172,243)	(44,785,349)

Net increase (decrease) in net assets
resulting from operations	(166,537,593)	8,567,373

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(9,466,488)	(9,055,342)
Class IB	(9,555,542)	(7,759,182)
Net realized short-term gain on investments
Class IA	(4,564,306)	(7,133,784)
Class IB	(4,943,657)	(6,699,061)
From net realized long-term gain on investments
Class IA	(11,978,395)	(21,545,471)
Class IB	(12,973,950)	(20,232,519)
Increase (decrease) from capital share
transactions (Note 4)	(64,010,448)	(44,913,936)

Total increase (decrease) in net assets	(284,030,379)	(108,771,922)

Net assets:
Beginning of year	499,507,900	608,279,822

End of year	$215,477,521	$499,507,900

Undistributed net investment income (loss),
end of year	$9,655,103	$16,949,255

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
47

PUTNAM VARIABLETRUST

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

			Net								Total			Ratio of net
	Net asset		realized and	Total	From	From				Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized	From			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	return of	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a,i)	investments	operations	income	investments	capital	distributions	reimbursements	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d,i)	net assets (%)(i)	(%)

Putnam VT The George Putnam Fund of Boston (Class IA)
December 31, 2008	$11.05	.33	(4.35)	(4.02)	(.47)	(.82)	—	(1.29)	—	$5.74	(40.57)	$103,006.77		3.85	140.22(f )
December 31, 2007	12.47	.35	(.20)	.15	(.38)	(1.19)	—	(1.57)	—	11.05	1.14	243,160.72		3.03	128.49(f )
December 31, 2006	11.83	.29	1.09	1.38	(.32)	(.42)	—	(.74)	—	12.47	12.23	318,905.74		2.50	124.55(f )
December 31, 2005	11.61	.28(k)	.20	.48	(.26)	—	—	(.26)	—	11.83	4.22	382,326.72		2.44(k)	139.50
December 31, 2004	10.93	.24	.67	.91	(.23)	—	—	(.23)	—	11.61	8.48	444,637.72		2.15	148.39

Putnam VT The George Putnam Fund of Boston (Class IB)
December 31, 2008	$10.99	.31	(4.33)	(4.02)	(.44)	(.82)	—	(1.26)	—	$5.71	(40.72)	$112,471	1.02	3.59	140.22(f )
December 31, 2007	12.40	.32	(.20)	.12	(.34)	(1.19)	—	(1.53)	—	10.99	.95	256,347.97		2.78	128.49(f )
December 31, 2006	11.76	.26	1.09	1.35	(.29)	(.42)	—	(.71)	—	12.40	12.02	289,374.99		2.25	124.55(f )
December 31, 2005	11.55	.25(k)	.19	.44	(.23)	—	—	(.23)	—	11.76	3.91	301,779.97		2.18(k)	139.50
December 31, 2004	10.88	.21	.67	.88	(.21)	—	—	(.21)	—	11.55	8.21	294,298.97		1.90	148.39

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and brokerage/service arrangements (Note2).

(f ) Portfolio turnover excludes dollar roll transactions.

(i) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the class IA and class IB shares reflect a reduction of the following amounts based on average net assets (Notes 2 and 5):

Percentage
of average
net assets

December 31, 2008	0.04%

December 31, 2007	0.02

December 31, 2006	<0.01

December 31, 2005	0.01

December 31, 2004	0.01

(k) Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding broker allocation practices, which amounted to less than $0.01 per share and 0.01% of average net assets for class IA and class IB shares.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
48	49

PUTNAM VARIABLE TRUST

Notes to Financial Statements
December 31, 2008

NOTE 1
SIGNIFICANT ACCOUNTING POLICIES

Putnam VT The George Putnam Fund of Boston (the “fund”), a Massachusetts business trust, is one of a series of funds comprising Putnam Variable Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks a balanced investment producing both capital growth and current income by investing primarily in value-oriented stocks of large companies and government, corporate and mortgage-backed bonds. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of finan-cial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the

50

New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identi-fied cost basis. Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are recorded as income in the Statement of operations.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities

51

increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

G) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

H) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment

52

securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

I) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other finan-cial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

J) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

K) Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by

53

the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities.. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

L) TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

M)TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

N) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the

54

fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

O) Securities lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At December 31, 2008, the fund had no securities out on loan.

P) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have any unrecognized tax benefits in the accompanying financial statements. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2008, the fund had a capital loss carryover of $107,586,636 available to the extent allowed by the Code to offset future net capital gain, if any. This capital loss carryover will expire on December 31, 2016.

Q) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of losses on wash sale transactions, unrealized gains and losses on certain future contracts, income on swap contracts, interest only securities and redesignation of taxable income. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended December 31, 2008, the fund reclassified $1,946,150 to decrease undistributed net investment income and $7 to decrease paid-in-capital, with a decrease to accumulated net realized losses of $1,946,157.

The tax basis components of distributable earnings as of

December 31, 2008 were as follows:

Unrealized appreciation	$17,564,587
Unrealized depreciation	(52,364,940)

Net unrealized depreciation	(34,800,353)
Undistributed ordinary income	9,753,031
Capital loss carry forward	(107,586,636)
Cost for federal income tax purposes	$514,514,383

55

R) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

S) Beneficial interest At December 31, 2008, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 60.7% of the fund is owned by accounts of one group of insurance companies.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE
SERVICES AND OTHER TRANSACTIONS

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through June 30, 2009 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses of all front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage/service arrangements that may reduce fund expenses. For the year ended December 31, 2008, Putnam Management waived $151,966 of its management fee from the fund.

Effective November 30, 2008 Putnam Investments Limited (“PIL”), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

On September 26, 2008, the fund entered into an Agreement with another registered investment company (the “Purchaser”) managed by Putnam Management. Under the Agreement, the fund sold to the Purchaser the fund’s right to receive, in the aggregate, $538,710 in net payments from Lehman Brothers Special Financing, Inc. in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The Receivable will be offset against the funds net receivable from Lehman Brothers Special Financing, Inc. which is included in the Statement of assets and liabilities within the Payable for closed swap contracts. The Agreement, which is included in the Statement of assets and liabilities, is valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets were provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, a division of Putnam Fiduciary Trust Company (“PFTC”), which is an affiliate of Putnam Management, provided investor servicing agent functions to the fund through December 31, 2008. Subsequent to

56

December 31, 2008, these services were provided by Put-nam Investor Services, Inc., another affiliate of Putnam Management. Putnam Investor Services was paid a monthly fee for investor servicing at an annual rate of 0.03% of the fund’s average net assets. During the period ended December 31, 2008, the amounts incurred for investor servicing agent functions provided by PFTC are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with PFTC and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the year ended December 31, 2008, the fund’s expenses were reduced by $27,658 under the expense offset arrangements and by $14,668 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $374, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the “Plan”) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Put-nam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

57

NOTE 3
PURCHASES AND SALES OF SECURITIES

During the year ended December 31, 2008, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $546,276,675 and $705,480,606, respectively. There were no purchases or sales of U.S. government securities.

Written option transactions during the year ended December 31, 2008 are summarized as follows:

	Contract Amounts	Premiums Received

Written options outstanding at beginning of year	$ 125,307,000	$ 3,361,230

Options opened	154,198,000	4,504,058
Options exercised	—	—
Options expired	(56,674,000)	(1,521,194)
Options closed	(151,143,000)	(2,939,160)

Written options outstanding at end of year	$ 71,688,000	$ 3,404,934

NOTE 4
CAPITAL SHARES

At December 31, 2008, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Year ended December 31		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT The George Putnam Fund of Boston Class IA
Shares sold	214,754	$1,826,062	240,522	$2,814,631
Shares issued in connection with reinvestment of distributions	2,899,575	26,009,189	3,396,453	37,734,597

	3,114,329	27,835,251	3,636,975	40,549,228
Shares repurchased	(7,182,056)	(62,054,299)	(7,219,856)	(83,734,079)

Net decrease	(4,067,727)	$(34,219,048)	(3,582,881)	$(43,184,851)

Putnam VT The George Putnam Fund of Boston Class IB
Shares sold	606,658	$5,456,680	1,486,154	$ 17,096,255
Shares issued in connection with reinvestment of distributions	3,073,059	27,473,149	3,136,597	34,690,762

	3,679,717	32,929,829	4,622,751	51,787,017
Shares repurchased	(7,319,654)	(62,721,229)	(4,633,636)	(53,516,102)

Net decrease	(3,639,937)	$(29,791,400)	(10,885)	$(1,729,085)

NOTE 5
INVESTMENT IN PUTNAM PRIME MONEY
MARKET FUND

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the year ended December 31, 2008, management fees paid were reduced by $9,466 relating to the fund’s investment in Putnam Prime Money Market Fund. Income distributions earned by the fund were recorded as interest income in the

58

Statement of operations and totaled $314,613 for the year ended December 31, 2008. During the year ended December 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $155,357,436 and $164,585,464, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

NOTE 6
SENIOR LOAN COMMITMENTS

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

NOTE 7
REGULATORY MATTERS AND LITIGATION

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

NOTE 8
NEW ACCOUNTING PRONOUNCEMENT

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity’s financial position. Putnam Management is currently evaluating the impact the adoption of SFAS 161 will have on the fund’s financial statement disclosures.

NOTE 9
MARKET AND CREDIT RISK

In the normal course of business the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the funds have unsettled or open transactions will default.

NOTE 10
OTHER ITEMS

The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. As of December 31, 2008, due to a decrease in the fund’s net asset value during the year, such counterparties were entitled to elect, but had not yet elected, to terminate

59

early, and cause settlement of all derivative and foreign exchange contracts outstanding under the applicable Master Agreements, including the payment by the fund of any losses and costs resulting from such early termination, as reasonably determined by such counterparty. Any decision by the counterparty to elect early termination could impact the fund’s future derivative activity. At December 31, 2008, the fund had net unrealized gains/(losses) on derivative contracts subject to the Master Agreements of $6,210,613 and $(23,507,335), respectively. The fund intends to seek a waiver of, or other relief from this provision, from the counterparties.

60

PUTNAM VARIABLE TRUST

Federal Tax Information
(Unaudited)

The fund designated 50.92% of ordinary income distributions as qualifying for the dividends received deduction for corporations.

61

PUTNAM VARIABLE TRUST
Brokerage Commissions
December 31, 2008 (Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. Listed below are Putnam’s groupings of funds and these groups’ largest relationships based upon brokerage commissions for the 12 months ended December 31, 2008.

LARGE-CAP VALUE GROUP

The George Putnam Fund of Boston, Putnam Classic Equity Fund, Putnam Convertible Income-Growth Trust, Putnam Equity Income Fund, The Putnam Fund for Growth and Income, Putnam New Value Fund, Putnam VT Equity Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Growth and Income Fund, and Putnam VT New Value Fund.

The top five firms that received brokerage commissions for trades executed for the Large-Cap Value group are (in descending order) Morgan Stanley & Co., Merrill Lynch, Pierce, Fenner and Smith, Goldman, Sachs & Co., Weeden & Co., and Citigroup Global Markets. Commissions paid to these firms together represented approximately 48% of the total brokerage commissions paid for the 12 months ended December 31, 2008.

Commissions paid to the next 10 firms together represented approximately 35% of the total brokerage commissions paid during the period. These firms are Banc of America Securities, Sanford C. Bernstein & Co., Credit Suisse First Boston, Deutsche Bank Securities, JonesTrading, J.P.Morgan Securities, Pulse Trading, RBC Capital Markets, UBS Securities, and Wachovia Securities.

Commission amounts do not include “mark-ups” paid on bond or derivative trades made directly with a dealer. Additional infor on about brokerage commissions is available on the Securities and Exchange Commission (SEC) Web site at www.sec.gov. Putnam funds disclose commissions by firm to the SEC in semiannual filings on form N-SAR.

62

PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds
December 31, 2008

Jameson A. Baxter (Born 1943), Trustee since 1994, Vice Chairman since 2005

Ms. Baxter is the President of Baxter Associates, Inc., a private investment firm.

Ms. Baxter serves as a Director of ASHTA Chemicals, Inc., and the Mutual Fund Directors Forum. Until 2007, she was a Director of Banta Corporation (a printing and supply chain management company), Ryerson, Inc. (a metals service corporation), and Advocate Health Care. Until 2004, she was a Director of BoardSource (formerly the National Center for Nonprofit Boards); and until 2002, she was a Director of Intermatic Corporation (a manufacturer of energy control products). She is Chairman Emeritus of the Board of Trustees, Mount Holyoke College, having served as Chairman for five years.

Ms. Baxter has held various positions in investment banking and corporate finance, including Vice President of and Consultant to First Boston Corporation and Vice President and Principal of the Regency Group. She is a graduate of Mount Holyoke College.

Charles B. Curtis (Born 1940), Trustee since 2001

Mr. Curtis is President and Chief Operating Officer of the Nuclear Threat Initiative (a private foundation dealing with national security issues), and serves as Senior Advisor to the United Nations Foundation.

Mr. Curtis is a member of the Council on Foreign Relations and serves as Director of Edison International and Southern California Edison. Until 2006, Mr. Curtis served as a member of the Trustee Advisory Council of the Applied Physics Laboratory, Johns Hopkins University. Until 2003, Mr. Curtis was a member of the Electric Power Research Institute Advisory Council and the University of Chicago Board of Governors for Argonne National Laboratory. Prior to 2002, Mr. Curtis was a member of the Board of Directors of the Gas Technology Institute and the Board of Directors of the Environment and Natural Resources Program Steering Committee, John F. Kennedy School of Government, Harvard University. Until 2001, Mr. Curtis was a member of the Department of Defense Policy Board and Director of EG&G Technical Services, Inc. (a fossil energy research and development support company).

From August 1997 to December 1999, Mr. Curtis was a Partner at Hogan & Hartson LLP, an international law firm headquartered in Washington, D.C. Prior to May 1997, Mr. Curtis was Deputy Secretary of Energy and Under Secretary of the U.S. Department of Energy. He served as Chairman of the Federal Energy Regulatory Commission from 1977 to 1981 and has held positions on the staff of the U.S. House of Representatives, the U.S. Treasury Department, and the SEC.

Robert J. Darretta (Born 1946), Trustee since 2007

Mr. Darretta serves as Director of UnitedHealth Group, a diversified health-care company.

Until April 2007, Mr. Darretta was Vice Chairman of the Board of Directors of Johnson & Johnson, one of the world’s largest and most broadly based health-care companies. Prior to 2007, he had responsibility for Johnson & Johnson’s finance, investor relations, information technology, and procurement function. He served as Johnson & Johnson Chief Financial Officer for a decade, prior to which he spent two years as Treasurer of the corporation and over ten years leading various Johnson & Johnson operating companies.

Mr. Darretta received a B.S. in Economics from Villanova University.

Myra R. Drucker (Born 1948), Trustee since 2004

Ms. Drucker is Chair of the Board of Trustees of Commonfund (a not-for-profit firm specializing in managing assets for educational endowments and foundations), Vice Chair of the Board of Trustees of Sarah Lawrence College, and a member of the Investment Committee of the Kresge Foundation (a charitable trust). She is also a Director of Interactive Data Corporation (a provider of financial market data and analytics to financial institutions and investors).

Ms. Drucker is an ex-officio member of the New York Stock Exchange (NYSE) Pension Managers Advisory Committee, having served as Chair for seven years. She serves as an advisor to RCM Capital Management (an investment management firm) and to the Employee Benefits Investment Committee of The Boeing Company (an aerospace firm).

From November 2001 until August 2004, Ms. Drucker was Managing Director and a member of the Board of Directors of General Motors Asset Management and Chief Investment Officer of General Motors Trust Bank. From December 1992 to November 2001, Ms. Drucker served as Chief Investment Officer of Xerox Corporation (a document company). Prior to December 1992, Ms. Drucker was Staff Vice President and Director of Trust Investments for International Paper (a paper and packaging company).

Ms. Drucker received a B.A. degree in Literature and Psychology from Sarah Lawrence College and pursued graduate studies in economics, statistics, and portfolio theory at Temple University.

63

PUTNAM VARIABLE`TRUST

Trustees of the Putnam Funds (Continued)
December 31, 2008

Charles E. Haldeman, Jr.* (Born 1948), Trustee since 2004 and President of the Funds since 2007

Mr. Haldeman is Chairman of Putnam Investment Management, LLC and President of the Putnam Funds. Prior to July 2008, he was President and Chief Executive Officer of Putnam, LLC (“Putnam Investments”). Prior to November 2003, Mr. Haldeman served as Co-Head of Putnam Investments’ Investment Division.

Prior to joining Putnam in 2002, he held executive positions in the investment management industry. He previously served as Chief Executive Officer of Delaware Investments and President and Chief Operating Officer of United Asset Management. Mr. Haldeman was also a Partner and Director of Cooke & Bieler, Inc. (an investment management firm).

Mr. Haldeman currently serves on the Board of Governors of the Investment Company Institute and as Chair of the Board of Trustees of Dartmouth College. He also serves on the Partners HealthCare Investment Committee, the Tuck School of Business Overseers, and the Harvard Business School Board of Dean’s Advisors. He is a graduate of Dartmouth College, Harvard Law School, and Harvard Business School. Mr. Haldeman is also a Chartered Financial Analyst (CFA) charterholder.

John A. Hill (Born 1942), Trustee since 1985 and Chairman since 2000

Mr. Hill is founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm specializing in the worldwide energy industry, with offices in Greenwich, Connecticut; Houston, Texas; London, England; and Shanghai, China. The firm’s investments on behalf of some of the nation’s largest pension and endowment funds are currently concentrated in 26 companies with annual revenues in excess of $13 billion, which employ over 100,000 people in 23 countries.

Mr. Hill is Chairman of the Board of Trustees of the Putnam Mutual Funds, a Director of Devon Energy Corporation and various private companies owned by First Reserve, and serves as a Trustee of Sarah Lawrence College where he chairs the Investment Committee.

Prior to forming First Reserve in 1983, Mr. Hill served as President of F. Eberstadt and Company, an investment banking and investment management firm. Between 1969 and 1976, Mr. Hill held various senior positions in Washington, D.C. with the federal government, including Deputy Associate Director of the Office of Management and Budget and Deputy Administrator of the Federal Energy Administration during the Ford Administration.

Born and raised in Midland, Texas, he received his B.A. in Economics from Southern Methodist University and pursued graduate studies as a Woodrow Wilson Fellow.

Paul L. Joskow (Born 1947), Trustee since 1997

Dr. Joskow is an economist and President of the Alfred P. Sloan Foundation (a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance). He is on leave from his position as the Elizabeth and James Killian Professor of Economics and Management at the Massachusetts Institute of Technology (MIT), where he has been on the faculty since 1972. Dr. Joskow was the Director of the Center for Energy and Environmental Policy Research at MIT from 1999 through 2007.

Dr. Joskow serves as a Trustee of Yale University, as a Director of TransCanada Corporation (an energy company focused on natural gas transmission and power services) and of Exelon Corporation (an energy company focused on power services), and as a member of the Board of Overseers of the Boston Symphony Orchestra. Prior to August 2007, he served as a Director of National Grid (a UK-based holding company with interests in electric and gas transmission and distribution and telecommunications infrastructure). Prior to July 2006, he served as President of the Yale University Council. Prior to February 2005, he served on the board of the Whitehead Institute for Biomedical Research (a non-profit research institution). Prior to February 2002, he was a Director of State Farm Indemnity Company (an automobile insurance company), and prior to March 2000, he was a Director of New England Electric System (a public utility holding company).

Dr. Joskow has published six books and numerous articles on industrial organization, government regulation of industry, and competition policy. He is active in industry restructuring, environmental, energy, competition, and privatization policies — serving as an advisor to governments and corporations worldwide. Dr. Joskow holds a Ph.D. and MPhil from Yale University and a B.A. from Cornell University.

64

PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds (Continued)
December 31, 2008

Elizabeth T. Kennan (Born 1938), Trustee since 1992

Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse and cattle breeding). She is President Emeritus of Mount Holyoke College.

Dr. Kennan served as Chairman and is now Lead Director of Northeast Utilities. She is a Trustee of the National Trust for Historic Preservation, of Centre College, and of Midway College in Midway, Kentucky. Until 2006, she was a member of The Trustees of Reservations. Prior to 2001, Dr. Kennan served on the oversight committee of the Folger Shakespeare Library. Prior to June 2005, she was a Director of Talbots, Inc., and she has served as Director on a number of other boards, including Bell Atlantic, Chastain Real Estate, Shawmut Bank, Berkshire Life Insurance, and Kentucky Home Life Insurance. Dr. Kennan has also served as President of Five Colleges Incorporated and as a Trustee of Notre Dame University, and is active in various educational and civic associations.

As a member of the faculty of Catholic University for twelve years, until 1978, Dr. Kennan directed the post-doctoral program in Patristic and Medieval Studies, taught history, and published numerous articles and two books. Dr. Kennan holds a Ph.D. from the University of Washington in Seattle, an M.S. from St. Hilda’s College at Oxford University, and an A.B. from Mount Holyoke College She holds several honorary doctorates.

Kenneth R. Leibler (Born 1949), Trustee since 2006

Mr. Leibler is a founder and former Chairman of the Boston Options Exchange, an electronic marketplace for the trading of derivative securities.

Mr. Leibler currently serves as a Trustee of Beth Israel Deaconess Hospital in Boston. He is also Lead Director of Ruder Finn Group, a global communications and advertising firm, and a Director of Northeast Utilities, which operates New England’s largest energy delivery system. Prior to December 2006, he served as a Director of the Optimum Funds group. Prior to October 2006, he served as a Director of ISO New England, the organization responsible for the operation of the electric generation system in the New England states. Prior to 2000, Mr. Leibler was a Director of the Investment Company Institute in Washington, D.C.

Prior to January 2005, Mr. Leibler served as Chairman and Chief Executive Officer of the Boston Stock Exchange. Prior to January 2000, he served as President and Chief Executive Officer of Liberty Financial Companies, a publicly traded diversified asset management organization. Prior to June 1990, Mr. Leibler served as President and Chief Operating Officer of the American Stock Exchange (AMEX), and at the time was the youngest person in AMEX history to hold the title of President. Prior to serving as AMEX President, he held the position of Chief Financial Officer, and headed its management and marketing operations. Mr. Leibler graduated magna cum laude with a degree in Economics from Syracuse University, where he was elected Phi Beta Kappa.

Robert E. Patterson (Born 1945), Trustee since 1984

Mr. Patterson is Senior Partner of Cabot Properties, LP and Chairman of Cabot Properties, Inc. (a private equity firm investing in commercial real estate).

Mr. Patterson serves as Chairman Emeritus and Trustee of the Joslin Diabetes Center. Prior to June 2003, he was a Trustee of Sea Education Association. Prior to December 2001, Mr. Patterson was President and Trustee of Cabot Industrial Trust (a publicly traded real estate investment trust). Prior to February 1998, he was Executive Vice President and Director of Acquisitions of Cabot Partners Limited Partnership (a registered investment adviser involved in institutional real estate investments). Prior to 1990, he served as Executive Vice President of Cabot, Cabot & Forbes Realty Advisors, Inc. (the predecessor company of Cabot Partners).

Mr. Patterson practiced law and held various positions in state government, and was the founding Executive Director of the Massachusetts Industrial Finance Agency. Mr. Patterson is a graduate of Harvard College and Harvard Law School.

George Putnam, III (Born 1951), Trustee since 1984

Mr. Putnam is Chairman of New Generation Research, Inc. (a publisher of financial advisory and other research services), and President of New Generation Advisers, Inc. (a registered investment adviser to private funds). Mr. Putnam founded the New Generation companies in 1986.

Mr. Putnam is a Director of The Boston Family Office, LLC (a registered investment adviser). He is a Trustee of St. Mark’s School and a Trustee of the Marine Biological Laboratory in Woods Hole, Massachusetts. Until 2006, he was a Trustee of Shore Country Day School, and until 2002, was a Trustee of the Sea Education Association.

Mr. Putnam previously worked as an attorney with the law firm of Dechert LLP (formerly known as Dechert Price & Rhoads) in Philadelphia. He is a graduate of Harvard College, Harvard Business School, and Harvard Law School.

65

PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds (Continued)
December 31, 2008

Robert L. Reynolds* (Born 1952), Trustee since 2008

Mr. Reynolds is President and Chief Executive Officer of Putnam Investments, and a member of Putnam Investments’ Executive Board of Directors. He has more than 30 years of investment and financial services experience.

Prior to joining Putnam Investments in 2008, Mr. Reynolds was Vice Chairman and Chief Operating Officer of Fidelity Investments from 2000 to 2007. During this time, he served on the Board of Directors for FMR Corporation, Fidelity Investments Insurance Ltd., Fidelity Investments Canada Ltd., and Fidelity Management Trust Company. He was also a Trustee of the Fidelity Family of Funds. From 1984 to 2000, Mr. Reynolds served in a number of increasingly responsible leadership roles at Fidelity.

Mr. Reynolds serves on several not-for-profit boards, including those of the West Virginia University Foundation, Concord Museum, Dana-Farber Cancer Institute, Lahey Clinic, and Initiative for a Competitive Inner City in Boston. He is a member of the Chief Executives Club of Boston, the National Innovation Initiative, and the Council on Competitiveness.

Mr. Reynolds received a B.S. in Business Administration/Finance from West Virginia University.

Richard B. Worley (Born 1945), Trustee since 2004

Mr. Worley is Managing Partner of Permit Capital LLC, an investment management firm.

Mr. Worley serves as a Trustee of the University of Pennsylvania Medical Center, The Robert Wood Johnson Foundation (a philanthropic organization devoted to health-care issues), and the National Constitution Center. He is also a Director of The Colonial Williamsburg Foundation (a historical preservation organization), and the Philadelphia Orchestra Association. Mr. Worley also serves on the investment committees of Mount Holyoke College and World Wildlife Fund (a wildlife conservation organization).

Prior to joining Permit Capital LLC in 2002, Mr. Worley served as President, Chief Executive Officer, and Chief Investment Officer of Morgan Stanley Dean Witter Investment Management and as a Managing Director of Morgan Stanley, a financial services firm. Mr. Worley also was the Chairman of Miller Anderson & Sherrerd, an investment management firm that was acquired by Morgan Stanley in 1996.

Mr. Worley holds a B.S. degree from the University of Tennessee and pursued graduate studies in economics at the University of Texas.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2008, there were 103 Putnam funds. All Trustees serve as Trustees of all Putnam funds. Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death, or removal.

* Trustee who is an“interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and/or Putnam Retail Management. Mr. Reynolds is President and Chief Executive Officer of Putnam Investments. Mr. Haldeman is the President of your fund and each of the other Putnam funds and Chairman of Putnam Investment Management, LLC, and prior to July 2008 was President and Chief Executive Officer of Putnam Investments.

66

PUTNAM VARIABLE TRUST

Officers of the Putnam Funds
December 31, 2008

In addition to Charles E. Haldeman, Jr., the other officers of the fund are shown below:

Charles E. Porter (Born 1938)	Francis J. McNamara, III (Born 1955)
Executive Vice President, Principal Executive Officer, Associate	Vice President and Chief Legal Officer
Treasurer, and Compliance Liaison	Since 2004
Since 1989
Senior Managing Director, Putnam Investments, Putnam Manage-
Jonathan S. Horwitz (Born 1955)	ment and Putnam Retail Management. Prior to 2004, General
Since 2004	Counsel, State Street Research & Management Company
Prior to 2004, Managing Director, Putnam Investments
Robert R. Leveille (Born 1969)
Steven D. Krichmar (Born 1958)	Vice President and Chief Compliance Officer
Vice President and Principal Financial Officer	Since 2007
Since 2002
Managing Director, Putnam Investments, Putnam Management,
Senior Managing Director, Putnam Investments	and Putnam Retail Management. Prior to 2004, member of Bell
Boyd & Lloyd LLC. Prior to 2003, Vice President and Senior
Janet C. Smith (Born 1965)	Counsel, Liberty Funds Group LLC
Vice President, Principal Accounting Officer
and Assistant Treasurer	Mark C. Trenchard (Born 1962)
Since 2007	Vice President and BSA Compliance Officer
Since 2002
Managing Director, Putnam Investments
and Putnam Management	Managing Director, Putnam Investments

Susan G. Malloy (Born 1957)	Judith Cohen (Born 1945)
Vice President and Assistant Treasurer	Vice President, Clerk and Assistant Treasurer
Since 2007	Since 1993

Managing Director, Putnam Investments	Wanda M. McManus (Born 1947)
Vice President, Senior Associate Treasurer and Assistant Clerk
Beth S. Mazor (Born 1958)	Since 2005
Vice President
Since 2002	Senior Associate Treasurer/Assistant Clerk of Funds

Managing Director, Putnam Investments	Nancy E. Florek (Born 1957)
Vice President, Senior Associate Treasurer, Assistant Treasurer
James P. Pappas (Born 1953)	and Proxy Manager
Vice President	Since 2005
Since 2004
Manager, Mutual Fund Proxy Voting
Managing Director, Putnam Investments and Putnam Manage-
ment. During 2002, Chief Operating Officer, Atalanta/Sosnoff
Management Corporation

The address of each Officer is One Post Office Square, Boston, MA 02109.

67

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	John A. Hill, Chairman
One Post Office Square	Mailing address:	Jameson A. Baxter, Vice Chairman
Boston, MA 02109	P.O. Box 8383	Charles B. Curtis
	Boston, MA 02266-8383	Robert J. Darretta
Marketing Services	1-800-225-1581	Myra R. Drucker
Putnam Retail Management		Charles E. Haldeman, Jr.
One Post Office Square	Custodian	Paul L. Joskow
Boston, MA 02109	State Street Bank and Trust Company	Elizabeth T. Kennan
Kenneth R. Leibler
	Legal Counsel	Robert E. Patterson
	Ropes & Gray LLP	George Putnam, III
Robert L. Reynolds
	Independent Registered	Richard B. Worley
Public Accounting Firm
PricewaterhouseCoopers LLP

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust’s policies, charges, and other matters of interest for the prospective investor.

The funds’ Statement of Additional Information contains additional information about the funds’ Trustees and is available without charge upon request by calling 1-800-225-1581.

255467 2/09

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In May 2008, the Code of Ethics of Putnam Investment Management, LLC was updated in its entirety to include the amendments adopted in August 2007 as well as a several additional technical, administrative and non-substantive changes.

Item 3. Audit Committee Financial Expert:

The Funds' Audit and Compliance Committee is comprised solely of Trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Mr. Leibler, Mr. Hill and Mr. Darretta meets the financial literacy requirements of the New York Stock Exchange's rules and qualifies as an "audit committee financial expert" (as such term has been defined by the Regulations) based on their review of his pertinent experience and education. Certain other Trustees, although not on the Audit and Compliance Committee, would also qualify as "audit committee financial experts." The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal		Audit-
year	Audit	Related	Tax	All Other
ended	Fees	Fees	Fees	Fees

December 31, 2008	$132,678	$--	$5,743	$421*

December 31, 2007	$95,151	$65	$5,147	$310*

* Includes fees of $421 and $310 billed by the fund’s independent auditor to the fund for procedures necessitated by regulatory and litigation matters for the fiscal years ended December 31, 2008 and December 31, 2007, respectively. These fees were reimbursed to the fund by Putnam Investment Management, LLC (“Putnam Management”).

For the fiscal years ended December 31, 2008 and December 31, 2007, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $177,710 and $81,152 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of the proposed market timing distribution.

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal	Audit-		All	Total
year	Related	Tax	Other	Non-Audit
ended	Fees	Fees	Fees	Fees

December 31, 2008	$ -	$73,000	$ -	$ -

December 31, 2007	$ -	$ 21,129	$ -	$ -

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: February 27, 2009

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: February 27, 2009